Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
January 31, 2022
GUX-NPRT1-0422
1.929354.110
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 4.2%
Ampol Ltd.	79,168	1,677,017
APA Group unit	393,648	2,669,661
Aristocrat Leisure Ltd.	203,532	5,899,938
ASX Ltd.	65,198	3,866,799
Aurizon Holdings Ltd.	604,791	1,513,100
AusNet Services	623,593	1,147,473
Australia & New Zealand Banking Group Ltd.	955,873	18,064,900
BHP Group Ltd.	709,721	22,559,019
BHP Group Ltd. (a)	991,208	31,788,602
BlueScope Steel Ltd.	169,660	2,223,708
Brambles Ltd.	480,527	3,301,244
Cochlear Ltd.	22,202	3,044,626
Coles Group Ltd.	454,547	5,222,158
Commonwealth Bank of Australia	596,267	39,764,909
Computershare Ltd.	180,003	2,495,132
Crown Ltd. (b)	124,594	1,073,515
CSL Ltd.	160,792	29,785,547
Dexus unit	351,635	2,559,874
Dominos Pizza Enterprises Ltd.	20,305	1,497,763
Endeavour Group Ltd.	454,796	2,031,400
Evolution Mining Ltd.	612,235	1,538,199
Fortescue Metals Group Ltd.	568,878	7,988,246
Goodman Group unit	559,066	9,231,144
IDP Education Ltd.	67,556	1,412,081
Insurance Australia Group Ltd.	813,613	2,454,161
Lendlease Group unit	222,417	1,573,943
Macquarie Group Ltd.	117,469	15,354,551
Magellan Financial Group Ltd.	45,561	606,231
Medibank Private Ltd.	898,552	1,968,972
Mirvac Group unit	1,342,122	2,487,174
National Australia Bank Ltd.	1,105,704	21,335,064
Newcrest Mining Ltd.	275,050	4,266,401
Northern Star Resources Ltd.	368,606	2,196,863
Orica Ltd.	136,862	1,355,966
Origin Energy Ltd.	582,478	2,330,786
Qantas Airways Ltd. (b)	290,798	995,298
QBE Insurance Group Ltd.	497,326	3,948,589
Ramsay Health Care Ltd.	63,337	2,825,846
REA Group Ltd.	17,645	1,827,966
Reece Ltd.	97,451	1,504,487
Rio Tinto Ltd.	125,509	9,978,681
Santos Ltd.	1,111,909	5,663,770
Scentre Group unit	1,730,915	3,593,635
SEEK Ltd.	113,438	2,350,798
Sonic Healthcare Ltd.	152,415	4,104,582
South32 Ltd.	1,575,837	4,335,595
Stockland Corp. Ltd. unit	811,195	2,338,213
Suncorp Group Ltd.	440,608	3,460,491
Sydney Airport unit (b)	441,669	2,714,551
Tabcorp Holdings Ltd.	773,633	2,718,223
Telstra Corp. Ltd.	1,371,010	3,811,302
The GPT Group unit	658,704	2,334,219
Transurban Group unit	1,030,349	9,102,337
Treasury Wine Estates Ltd.	240,245	1,805,738
Vicinity Centres unit	1,330,927	1,542,956
Washington H. Soul Pattinson & Co. Ltd.	74,766	1,451,500
Wesfarmers Ltd.	383,146	14,296,147
Westpac Banking Corp. (a)	1,233,196	17,786,303
WiseTech Global Ltd.	48,153	1,568,313
Woodside Petroleum Ltd.	325,938	5,824,188
Woolworths Group Ltd.	428,635	10,456,323
TOTAL AUSTRALIA		380,626,218
Austria - 0.1%
Erste Group Bank AG	115,422	5,394,890
OMV AG	48,502	2,968,536
Raiffeisen International Bank-Holding AG	50,731	1,425,909
Verbund AG	23,106	2,447,161
Voestalpine AG	38,873	1,292,338
TOTAL AUSTRIA		13,528,834
Bailiwick of Jersey - 0.6%
Experian PLC	311,444	13,008,362
Ferguson PLC	74,585	11,731,521
Glencore Xstrata PLC	3,355,607	17,481,425
Polymetal International PLC	119,140	1,699,539
United Co. RUSAL International PJSC (b)	1,020,580	952,464
WPP PLC	396,992	6,225,043
TOTAL BAILIWICK OF JERSEY		51,098,354
Belgium - 0.5%
Ageas	57,467	2,766,148
Anheuser-Busch InBev SA NV	255,978	16,137,138
Colruyt NV	19,311	784,407
Elia System Operator SA/NV	10,526	1,420,429
Groupe Bruxelles Lambert SA	37,399	4,013,021
KBC Groep NV	84,070	7,311,514
Proximus	52,692	1,076,001
Sofina SA	5,195	2,068,379
Solvay SA Class A	24,933	3,004,157
UCB SA	42,864	4,265,194
Umicore SA	66,745	2,526,675
TOTAL BELGIUM		45,373,063
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (b)	1,340,000	1,010,024
Alibaba Pictures Group Ltd. (b)	3,770,000	426,928
Beijing Enterprises Water Group Ltd.	1,522,000	593,641
China Gas Holdings Ltd.	1,039,200	1,765,583
China Oriental Group Co. Ltd. (H Shares)	107	31
China Resource Gas Group Ltd.	300,000	1,502,774
China Youzan Ltd. (b)	4,632,000	179,778
CK Infrastructure Holdings Ltd.	239,136	1,473,645
Cosco Shipping Ports Ltd.	540,344	430,440
Credicorp Ltd. (United States)	22,545	3,228,895
GOME Electrical Appliances Holdings Ltd. (b)	4,618,104	316,325
HengTen Networks Group Ltd. (b)	824,000	254,372
Hongkong Land Holdings Ltd.	377,967	2,047,037
Hopson Development Holdings Ltd.	215,600	449,238
Huabao International Holdings Ltd. (a)	291,000	179,548
Jardine Matheson Holdings Ltd.	72,319	4,271,374
Kunlun Energy Co. Ltd.	1,334,000	1,383,422
Nine Dragons Paper (Holdings) Ltd.	574,000	573,352
Shenzhen International Holdings Ltd.	487,023	494,195
TOTAL BERMUDA		20,580,602
Brazil - 1.0%
Ambev SA	1,604,400	4,523,054
Americanas SA	211,114	1,260,697
Atacadao SA	174,000	546,238
B3 SA - Brasil Bolsa Balcao	2,078,798	5,723,438
Banco Bradesco SA	436,923	1,546,892
Banco do Brasil SA	317,400	1,952,182
Banco Inter SA unit	112,171	548,804
Banco Santander SA (Brasil) unit	124,300	769,428
BB Seguridade Participacoes SA	246,900	1,075,924
BRF SA (b)	211,800	890,660
BTG Pactual Participations Ltd. unit	386,900	1,761,054
CCR SA	376,300	921,244
Centrais Eletricas Brasileiras SA (Electrobras)	146,380	972,816
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	110,400	776,736
Companhia Siderurgica Nacional SA (CSN)	226,600	1,089,879
Cosan SA	339,264	1,518,673
Energisa SA unit	63,000	517,872
ENGIE Brasil Energia SA	79,250	607,423
Equatorial Energia SA	300,700	1,300,177
Hapvida Participacoes e Investimentos SA (c)	376,600	897,866
Hypermarcas SA	143,400	840,130
JBS SA	289,400	1,912,402
Klabin SA unit	236,400	1,107,631
Localiza Rent A Car SA	201,880	2,227,862
Lojas Renner SA	323,622	1,713,763
Magazine Luiza SA	974,552	1,284,696
Natura & Co. Holding SA (b)	294,603	1,259,390
Notre Dame Intermedica Participacoes SA	169,778	2,276,453
Petroleo Brasileiro SA - Petrobras (ON)	1,336,909	8,879,829
Raia Drogasil SA	360,700	1,573,193
Rede D'Oregon Sao Luiz SA (c)	141,000	1,176,837
Rumo SA (b)	429,400	1,263,108
Suzano Papel e Celulose SA	253,238	2,823,241
Telefonica Brasil SA	173,800	1,626,030
TIM SA	291,400	728,212
Totvs SA	175,800	962,412
Ultrapar Participacoes SA	243,200	692,031
Vale SA	1,382,286	21,051,481
Via S/A (b)	402,900	358,127
Vibra Energia SA	383,851	1,655,371
Weg SA	553,700	3,353,419
TOTAL BRAZIL		87,966,675
British Virgin Islands - 0.0%
VK Co. Ltd. unit (b)	38,348	301,748
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	83,791	4,001,850
Air Canada (b)	54,337	977,181
Algonquin Power & Utilities Corp.	236,827	3,381,513
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	274,866	11,086,323
AltaGas Ltd.	92,253	1,894,919
Ballard Power Systems, Inc. (a)(b)	80,346	838,129
Bank of Montreal	217,152	24,579,184
Bank of Nova Scotia	407,922	29,382,322
Barrick Gold Corp. (Canada)	599,358	11,471,801
Bausch Health Cos., Inc. (Canada) (b)	103,622	2,547,447
BCE, Inc.	24,586	1,284,278
BlackBerry Ltd. (b)	172,970	1,423,330
Brookfield Asset Management, Inc. (Canada) Class A	474,353	26,121,787
Brookfield Renewable Corp.	43,131	1,475,646
CAE, Inc. (b)	104,737	2,644,895
Cameco Corp.	134,741	2,619,243
Canadian Apartment Properties (REIT) unit	28,489	1,253,054
Canadian Imperial Bank of Commerce	150,821	18,938,794
Canadian National Railway Co.	237,869	28,991,893
Canadian Natural Resources Ltd.	398,993	20,295,707
Canadian Pacific Railway Ltd.	312,386	22,348,568
Canadian Tire Ltd. Class A (non-vtg.)	19,229	2,776,304
Canadian Utilities Ltd. Class A (non-vtg.)	47,783	1,388,212
CCL Industries, Inc. Class B	50,791	2,655,524
Cenovus Energy, Inc. (Canada)	441,535	6,422,517
CGI, Inc. Class A (sub. vtg.) (b)	72,942	6,227,743
Constellation Software, Inc.	6,907	11,896,189
Dollarama, Inc.	98,568	5,086,005
Emera, Inc.	87,775	4,158,981
Empire Co. Ltd. Class A (non-vtg.)	58,921	1,817,946
Enbridge, Inc.	681,024	28,791,433
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,412	4,061,901
First Quantum Minerals Ltd.	197,335	4,860,606
FirstService Corp.	12,734	2,030,488
Fortis, Inc.	159,834	7,592,162
Franco-Nevada Corp.	64,541	8,533,537
George Weston Ltd.	26,161	2,852,880
GFL Environmental, Inc.	52,973	1,740,277
Gildan Activewear, Inc.	65,900	2,623,247
Great-West Lifeco, Inc.	92,071	2,876,245
Hydro One Ltd. (c)	112,156	2,897,536
iA Financial Corp, Inc.	35,632	2,318,470
IGM Financial, Inc.	28,439	999,163
Imperial Oil Ltd.	86,704	3,547,555
Intact Financial Corp.	59,122	8,010,528
Ivanhoe Mines Ltd. (b)	203,596	1,744,216
Keyera Corp. (a)	82,126	1,932,414
Kinross Gold Corp.	428,161	2,314,020
Kirkland Lake Gold Ltd.	88,890	3,348,191
Lightspeed Commerce, Inc. (Canada) (b)	34,605	1,123,237
Loblaw Companies Ltd.	57,795	4,458,920
Lundin Mining Corp.	224,487	1,870,210
Magna International, Inc. Class A (sub. vtg.)	96,506	7,774,991
Manulife Financial Corp.	653,960	13,617,843
Metro, Inc.	83,963	4,490,929
National Bank of Canada	113,023	9,042,551
Northland Power, Inc.	75,290	2,180,250
Nutrien Ltd.	191,305	13,361,175
Nuvei Corp. (b)(c)	18,916	1,152,832
Onex Corp. (sub. vtg.)	25,846	1,856,585
Open Text Corp.	102,604	4,910,850
Pan American Silver Corp.	72,987	1,581,628
Parkland Corp.	51,238	1,362,423
Pembina Pipeline Corp.	186,756	5,929,648
Power Corp. of Canada (sub. vtg.)	186,985	6,010,469
Quebecor, Inc. Class B (sub. vtg.)	51,536	1,218,717
Restaurant Brands International, Inc.	81,234	4,543,710
Restaurant Brands International, Inc. (a)	16,254	909,736
RioCan (REIT)	69,612	1,211,905
Ritchie Bros. Auctioneers, Inc.	37,180	2,266,221
Rogers Communications, Inc. Class B (non-vtg.)	117,699	5,969,441
Royal Bank of Canada	477,449	54,436,285
Saputo, Inc.	81,191	1,819,716
Shaw Communications, Inc. Class B	147,081	4,384,140
Shopify, Inc. Class A (b)	38,078	36,753,965
Sun Life Financial, Inc.	195,546	11,074,505
Suncor Energy, Inc.	498,904	14,254,961
TC Energy Corp.	329,562	17,018,015
Teck Resources Ltd. Class B (sub. vtg.)	159,004	4,910,905
TELUS Corp.	154,024	3,624,165
TFI International, Inc. (Canada)	28,267	2,720,739
The Toronto-Dominion Bank	612,229	49,035,153
Thomson Reuters Corp.	58,781	6,310,235
TMX Group Ltd.	19,281	1,961,394
Toromont Industries Ltd.	27,842	2,349,973
Tourmaline Oil Corp.	106,867	3,810,103
West Fraser Timber Co. Ltd.	31,641	2,928,750
Wheaton Precious Metals Corp.	152,340	6,142,017
WSP Global, Inc.	40,080	5,344,420
TOTAL CANADA		678,785,866
Cayman Islands - 5.9%
3SBio, Inc. (b)(c)	412,000	326,219
51job, Inc. sponsored ADR (b)	11,134	561,154
AAC Technology Holdings, Inc.	250,500	760,612
Abu Dhabi Islamic Bank	467,063	882,487
Agile Property Holdings Ltd.	362,000	191,894
Agora, Inc. ADR (b)	14,430	164,935
Airtac International Group	46,043	1,617,805
Akeso, Inc. (b)(c)	103,000	279,779
Alibaba Group Holding Ltd. (b)	5,103,712	79,993,360
Anta Sports Products Ltd.	366,600	5,504,599
Autohome, Inc. ADR Class A	27,155	904,805
Baidu, Inc. sponsored ADR (b)	93,048	14,863,488
BeiGene Ltd. ADR (b)	15,771	3,825,729
Bilibili, Inc. ADR (a)(b)	53,848	1,900,296
Bosideng International Holdings Ltd.	1,026,000	500,110
Budweiser Brewing Co. APAC Ltd. (c)	594,493	1,570,374
Chailease Holding Co. Ltd.	437,899	4,019,738
China Conch Venture Holdings Ltd.	544,500	2,588,380
China Education Group Holdings Ltd.	231,000	202,185
China Evergrande Group (a)	1,571,000	335,720
China Feihe Ltd. (c)	1,148,000	1,592,003
China Hongqiao Group Ltd.	774,000	874,564
China Huishan Dairy Holdings Co. Ltd. (b)(d)	397,000	1
China Liansu Group Holdings Ltd.	333,000	578,923
China Literature Ltd. (b)(c)	140,000	847,892
China Medical System Holdings Ltd.	471,000	788,704
China Meidong Auto Holding Ltd.	194,000	910,837
China Mengniu Dairy Co. Ltd.	1,067,000	6,306,636
China Overseas Property Holdings Ltd.	390,000	452,923
China Resources Cement Holdings Ltd.	758,000	653,190
China Resources Land Ltd.	1,098,634	5,310,380
China Resources Mixc Lifestyle Services Ltd. (c)	177,600	1,043,878
China State Construction International Holdings Ltd.	657,250	778,032
China Yuhua Education Corp. Ltd. (c)	436,000	94,869
ChinaSoft International Ltd.	878,000	878,590
Chindata Group Holdings Ltd. ADR (b)	40,942	209,623
Chow Tai Fook Jewellery Group Ltd.	648,000	1,138,519
CIFI Ever Sunshine Services Group Ltd.	246,000	443,937
CIFI Holdings Group Co. Ltd.	1,204,696	787,020
CK Asset Holdings Ltd.	664,971	4,438,952
CK Hutchison Holdings Ltd.	903,893	6,424,261
Country Garden Holdings Co. Ltd.	2,664,517	2,188,517
Country Garden Services Holdings Co. Ltd.	600,000	3,544,327
Dali Foods Group Co. Ltd. (c)	765,500	442,439
Daqo New Energy Corp. ADR (b)	20,197	810,304
Dongyue Group Co. Ltd.	477,000	583,807
ENN Energy Holdings Ltd.	267,600	4,260,267
ESR Cayman Ltd. (b)(c)	647,459	2,195,340
Futu Holdings Ltd. ADR (a)(b)	17,024	736,288
GDS Holdings Ltd. ADR (a)(b)	30,055	1,318,813
Geely Automobile Holdings Ltd.	2,002,000	4,333,845
Genscript Biotech Corp. (b)	380,000	1,210,459
Greentown China Holdings Ltd.	275,000	454,041
Greentown Service Group Co. Ltd.	440,000	484,380
Haidilao International Holding Ltd. (c)	357,000	773,754
Haitian International Holdings Ltd.	196,000	509,926
Hansoh Pharmaceutical Group Co. Ltd. (c)	414,000	853,424
Hello Group, Inc. ADR	60,597	589,609
Hengan International Group Co. Ltd.	220,000	1,075,429
Huazhu Group Ltd. ADR (b)	63,082	2,493,001
Hutchison China Meditech Ltd. sponsored ADR (b)	28,544	777,539
Hygeia Healthcare Holdings Co. (c)	106,400	482,377
I-Mab ADR (b)	13,646	344,562
Innovent Biologics, Inc. (b)(c)	388,000	1,643,104
iQIYI, Inc. ADR (a)(b)	88,977	363,026
JD Health International, Inc. (b)(c)	109,650	885,662
JD.com, Inc. Class A (b)	678,917	25,731,914
Jinxin Fertility Group Ltd. (b)(c)	378,000	378,639
Jiumaojiu International Holdings Ltd. (c)	260,000	561,493
JOYY, Inc. ADR	17,603	890,008
Kanzhun Ltd. ADR	23,326	706,545
KE Holdings, Inc. ADR (b)	119,235	2,598,131
Kingboard Chemical Holdings Ltd.	248,000	1,197,276
Kingboard Laminates Holdings Ltd.	286,000	490,506
Kingdee International Software Group Co. Ltd. (b)	871,000	1,995,760
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	17,269	145,923
Kingsoft Corp. Ltd.	334,000	1,500,952
Kuaishou Technology Class B (c)	162,200	1,854,069
KWG Group Holdings Ltd.	389,000	212,700
Lee & Man Paper Manufacturing Ltd.	438,000	299,969
Legend Biotech Corp. ADR (b)	44	1,876
Li Ning Co. Ltd.	756,500	7,381,929
Logan Property Holdings Co. Ltd.	441,000	274,540
Longfor Properties Co. Ltd. (c)	614,000	3,683,281
Meituan Class B (b)(c)	1,374,400	41,004,321
Melco Crown Entertainment Ltd. sponsored ADR (b)	75,768	800,110
Microport Scientific Corp.	213,400	615,077
Ming Yuan Cloud Group Holdings Ltd.	198,000	408,257
Minth Group Ltd.	252,000	1,165,365
NetEase, Inc.	674,895	14,091,466
New Oriental Education & Technology Group, Inc. sponsored ADR	488,247	698,193
NIO, Inc. sponsored ADR (b)	457,397	11,210,800
Noah Holdings Ltd. sponsored ADR (b)	11,621	364,783
Parade Technologies Ltd.	26,000	1,921,080
Pinduoduo, Inc. ADR (b)	147,003	8,796,660
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	158,200	504,774
Powerlong Real Estate Holding Ltd.	546,000	304,764
RLX Technology, Inc. ADR (a)	196,493	658,252
Sands China Ltd. (b)	816,787	2,277,571
Sany Heavy Equipment International Holdings Co. Ltd.	324,000	339,764
Sea Ltd. ADR (b)	45,794	6,883,296
Seazen Group Ltd.	638,000	431,609
Shenzhou International Group Holdings Ltd.	279,600	5,187,964
Shimao Property Holdings Ltd.	464,000	341,966
Shimao Services Holdings Ltd. (c)	175,000	139,881
Silergy Corp.	27,000	3,652,329
Sino Biopharmaceutical Ltd.	3,923,250	2,705,682
SITC International Holdings Co. Ltd.	447,000	1,703,777
Smoore International Holdings Ltd. (c)	606,000	2,607,512
Sunac China Holdings Ltd.	1,082,000	1,333,372
Sunac Services Holdings Ltd. (c)	352,000	400,453
Sunny Optical Technology Group Co. Ltd.	240,200	6,201,379
TAL Education Group ADR (b)	133,682	382,331
Tencent Holdings Ltd.	1,936,400	121,339,240
Tencent Music Entertainment Group ADR (b)	216,563	1,338,359
Tingyi (Cayman Islands) Holding Corp.	730,000	1,512,403
Tongcheng Travel Holdings Ltd. (b)	360,000	740,796
Topsports International Holdings Ltd. (c)	562,000	507,800
Trip.com Group Ltd. ADR (b)	172,709	4,595,786
Uni-President China Holdings Ltd.	419,000	396,009
Vinda International Holdings Ltd.	136,000	365,992
Vipshop Holdings Ltd. ADR (b)	151,569	1,411,107
Vnet Group, Inc. ADR (b)	30,209	299,673
Want Want China Holdings Ltd.	1,622,000	1,591,371
Weibo Corp. sponsored ADR (b)	22,600	783,090
Weimob, Inc. (a)(b)(c)	648,000	489,503
WH Group Ltd. (c)	2,797,946	1,871,853
Wharf Real Estate Investment Co. Ltd.	546,654	2,599,905
Wuxi Biologics (Cayman), Inc. (b)(c)	1,209,000	12,117,523
Xiaomi Corp. Class B (b)(c)	4,839,400	10,266,154
Xinyi Glass Holdings Ltd.	583,793	1,547,616
Xinyi Solar Holdings Ltd.	1,661,446	2,665,402
XPeng, Inc. ADR (b)	131,420	4,611,528
Yadea Group Holdings Ltd. (c)	418,000	595,228
Yihai International Holding Ltd. (a)	161,000	687,306
Zai Lab Ltd. ADR (b)	25,346	1,258,936
Zhen Ding Technology Holding Ltd.	226,302	780,711
Zhongsheng Group Holdings Ltd. Class H	206,500	1,586,357
ZTO Express, Inc. sponsored ADR	148,964	4,474,879
TOTAL CAYMAN ISLANDS		536,374,469
Chile - 0.1%
Banco de Chile	14,263,820	1,427,228
Banco de Credito e Inversiones	17,133	620,552
Banco Santander Chile	28,266,687	1,401,464
Cencosud SA	460,915	848,985
Compania Cervecerias Unidas SA	46,721	387,725
Empresas CMPC SA	351,839	645,787
Empresas COPEC SA	123,395	1,035,580
Enel Americas SA	6,766,678	796,308
Enel Chile SA	9,596,008	375,943
Falabella SA	271,811	967,450
Itau CorpBanca SA (b)	1	0
TOTAL CHILE		8,507,022
China - 3.4%
360 Security Technology, Inc. (A Shares) (b)	155,900	258,039
A-Living Smart City Services C (H Shares) (c)	168,750	328,531
Addsino Co. Ltd. (A Shares)	25,100	58,821
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (b)	11,853	224,829
AECC Aero-Engine Control Co. Ltd. (A Shares)	13,600	50,951
AECC Aviation Power Co. Ltd.	47,600	363,116
Agricultural Bank of China Ltd.:
(A Shares)	584,800	273,061
(H Shares)	9,821,000	3,736,644
Aier Eye Hospital Group Co. Ltd. (A Shares)	97,957	502,391
Air China Ltd.:
(A Shares) (b)	177,800	283,979
(H Shares) (b)	522,000	393,530
Aluminum Corp. of China Ltd.:
(A shares) (b)	540,000	457,980
(H Shares) (b)	844,000	444,169
Angel Yeast Co. Ltd. (A Shares)	15,200	137,700
Anhui Conch Cement Co. Ltd.:
(A Shares)	32,800	202,955
(H Shares)	469,500	2,483,433
Anhui Gujing Distillery Co. Ltd. (B Shares)	74,502	1,099,274
Anhui Honglu Steel Construction Group Co. Ltd.	11,500	89,802
Anhui Kouzi Distillery Co. Ltd. (A Shares)	9,500	104,619
Anhui Yingjia Distillery Co. Ltd. (A Shares)	16,500	178,809
Anjoy Foods Group Co. Ltd. (A Shares)	5,000	105,659
Apeloa Pharmaceutical Co. Ltd. A Shares	27,200	121,152
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	4,300	221,184
Autel Intelligent Technology Corp. Ltd. (A Shares)	14,017	138,887
Autobio Diagnostics Co. Ltd.	10,870	82,820
Avary Holding Shenzhen Co. Ltd. (A Shares)	34,800	200,211
AVIC Capital Co. Ltd. (A Shares)	141,000	84,714
AVIC Electromechanical Systems Co. Ltd. (A Shares)	63,800	122,443
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	491,550
Avicopter PLC (A Shares)	11,200	98,213
Bank of Beijing Co. Ltd. (A Shares)	322,116	228,181
Bank of Chengdu Co. Ltd. (A Shares)	64,200	142,786
Bank of China Ltd. (H Shares)	27,636,000	10,772,317
Bank of Communications Co. Ltd.:
(A Shares)	730,700	546,592
(H Shares)	2,914,000	1,954,542
Bank of Hangzhou Co. Ltd. (A Shares)	102,780	229,985
Bank of Jiangsu Co. Ltd. (A Shares)	235,430	245,168
Bank of Nanjing Co. Ltd. (A Shares)	172,900	268,886
Bank of Ningbo Co. Ltd. (A Shares)	123,640	765,787
Bank of Shanghai Co. Ltd. (A Shares)	209,320	232,203
Baoshan Iron & Steel Co. Ltd. (A Shares)	413,800	461,808
BBMG Corp. (H Shares)	513,000	80,479
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)	6,900	37,783
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	672,000	448,645
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	68,900	99,951
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	6,100	26,729
Beijing Easpring Material Technology Co. Ltd. (A Shares)	10,900	149,568
Beijing Enlight Media Co. Ltd. (A Shares)	53,600	89,250
Beijing Kingsoft Office Software, Inc. (A Shares)	7,558	292,420
Beijing New Building Materials PLC (A Shares)	29,300	150,279
Beijing Originwater Technology Co. Ltd. (A Shares)	57,100	59,588
Beijing Roborock Technology Co. Ltd. (A Shares)	1,321	187,047
Beijing Shiji Information Technology Co. Ltd. (A Shares)	22,260	111,336
Beijing Shunxin Agriculture Co. Ltd.	13,300	57,366
Beijing Sinnet Technology Co. Ltd. (A Shares)	27,600	58,298
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	21,720	96,438
Beijing United Information Technology Co. Ltd. (A Shares)	8,200	148,101
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	8,200	289,674
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	5,400	139,502
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	762,300	608,539
Betta Pharmaceuticals Co. Ltd. (A Shares)	6,600	64,992
BGI Genomics Co. Ltd.	6,800	89,628
BOC International China Co. Ltd.	44,800	85,733
BOE Technology Group Co. Ltd. (A Shares)	730,900	561,390
By-Health Co. Ltd. (A Shares)	30,700	121,609
BYD Co. Ltd.:
(A Shares)	23,600	881,457
(H Shares)	278,500	8,237,215
C&S Paper Co. Ltd. (A Shares)	27,600	64,873
Caitong Securities Co. Ltd.	65,900	101,613
CanSino Biologics, Inc.:
(A Shares) (b)	3,817	153,889
(H Shares) (b)(c)	23,600	395,337
CECEP Wind-Power Corp. (A Shares)	154,900	124,618
CGN Power Co. Ltd. (H Shares) (c)	3,739,000	1,033,084
Chacha Food Co. Ltd. (A Shares)	9,000	77,810
Changchun High & New Technology Industry Group, Inc. (A Shares)	7,700	214,425
Changjiang Securities Co. Ltd. (A Shares)	101,100	112,023
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	164,244
Chaozhou Three-Circle Group Co. (A Shares)	28,000	168,144
Chengxin Lithium Group Co. Ltd. (A Shares) (b)	20,500	146,982
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	24,200	54,535
China Baoan Group Co. Ltd. (A Shares)	50,000	102,756
China Bohai Bank Co. Ltd. (H Shares) (c)	955,000	240,751
China Cinda Asset Management Co. Ltd. (H Shares)	2,914,000	532,937
China CITIC Bank Corp. Ltd.:
(A Shares)	111,700	81,903
(H Shares)	2,919,000	1,392,639
China Coal Energy Co. Ltd. (H Shares)	639,000	357,624
China Communications Services Corp. Ltd. (H Shares)	902,000	480,134
China Construction Bank Corp. (H Shares)	32,585,000	25,004,053
China CSSC Holdings Ltd. (A Shares)	86,500	278,696
China Eastern Airlines Corp. Ltd.:
(A Shares) (b)	263,100	239,061
(H Shares) (b)	28,000	10,909
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	171,471
(H Shares)	1,813,000	681,139
China Galaxy Securities Co. Ltd. (H Shares)	1,586,000	940,459
China Great Wall Securities Co. Ltd. (A Shares)	83,100	149,982
China Greatwall Technology Group Co. Ltd. (A Shares)	51,700	104,105
China International Capital Corp. Ltd.	31,000	213,776
China International Capital Corp. Ltd. (H Shares) (c)	469,600	1,279,199
China International Travel Service Corp. Ltd. (A Shares)	37,300	1,224,355
China Jushi Co. Ltd. (A Shares)	65,722	169,840
China Life Insurance Co. Ltd.:
(A Shares)	31,100	135,892
(H Shares)	2,556,000	4,493,190
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,113,000	2,270,842
China Merchants Bank Co. Ltd.:
(A Shares)	214,400	1,669,635
(H Shares)	1,495,751	12,501,678
China Merchants Securities Co. Ltd. (A Shares)	156,930	415,727
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	181,400	387,955
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	110,604
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	490,663
(H Shares)	1,729,300	689,232
China Molybdenum Co. Ltd.:
(A Shares)	278,300	231,265
(H Shares)	1,164,000	598,149
China National Building Materials Co. Ltd. (H Shares)	1,485,000	1,928,797
China National Chemical Engineering Co. Ltd. (A Shares)	100,800	163,749
China National Medicines Corp. Ltd. (A Shares)	10,500	46,154
China National Nuclear Power Co. Ltd. (A Shares)	220,300	246,646
China Northern Rare Earth Group High-Tech Co. Ltd.	62,800	373,958
China Oilfield Services Ltd. (H Shares)	672,000	660,886
China Pacific Insurance (Group) Co. Ltd.	60,500	252,213
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,035,400	3,151,964
China Petroleum & Chemical Corp.:
(A Shares)	332,700	221,509
(H Shares)	8,486,000	4,443,184
China Railway Group Ltd.:
(A Shares)	591,200	581,156
(H Shares)	1,081,000	667,283
China Railway Signal & Communications Corp. (A Shares)	163,929	124,752
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	20,500	113,554
China Shenhua Energy Co. Ltd.:
(A Shares)	74,300	265,346
(H Shares)	1,204,000	2,961,416
China Southern Airlines Ltd.:
(A Shares) (b)	280,800	325,798
(H Shares) (b)	614,000	393,111
China State Construction Engineering Corp. Ltd. (A Shares)	918,960	753,931
China Suntien Green Energy Corp. Ltd. (H Shares)	554,000	337,585
China Tower Corp. Ltd. (H Shares) (c)	14,986,000	1,810,292
China TransInfo Technology Co. Ltd. (A Shares)	23,000	49,237
China United Network Communications Ltd. (A Shares)	1,287,600	753,588
China Vanke Co. Ltd.:
(A Shares)	139,600	447,984
(H Shares)	663,600	1,715,571
China Yangtze Power Co. Ltd. (A Shares)	420,500	1,452,626
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	12,700	227,005
China Zheshang Bank Co. Ltd.	1,270,900	686,489
Chongqing Brewery Co. Ltd. (A Shares) (b)	8,800	185,259
Chongqing Changan Automobile Co. Ltd. (A Shares)	122,300	251,340
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	15,500	77,366
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	328,500	199,719
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	29,200	491,138
CITIC Securities Co. Ltd.:
rights 2/23/22 (b)	132,675	52,409
(A Shares)	184,230	721,976
(H Shares)	884,500	2,368,533
Contemporary Amperex Technology Co. Ltd.	46,600	4,504,044
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	60,200	48,772
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	420,320	1,092,132
(H Shares)	923,150	1,679,422
CRRC Corp. Ltd. (A Shares)	1,599,500	1,470,165
CSC Financial Co. Ltd. (A Shares)	85,000	357,439
Daan Gene Co. Ltd.	19,200	54,618
DaShenLin Pharmaceutical Group Co. Ltd.	10,560	61,808
Dawning Information Industry Co. Ltd. (A Shares)	62,400	300,123
DHC Software Co. Ltd. (A Shares)	48,700	55,098
Do-Fluoride New Materials Co. Ltd. (A Shares)	21,700	143,768
Dong E-E-Jiao Co. Ltd. (A Shares)	13,300	79,622
Dongfang Electric Corp. Ltd. (A Shares)	58,000	157,325
Dongfeng Motor Group Co. Ltd. (H Shares)	926,000	816,589
Dongxing Securities Co. Ltd. (A Shares)	57,200	95,747
East Money Information Co. Ltd. (A Shares)	184,540	923,111
Ecovacs Robotics Co. Ltd. Class A	9,500	202,938
ENN Natural Gas Co. Ltd. (A Shares)	45,100	123,613
Eve Energy Co. Ltd. (A shares)	34,324	517,511
Everbright Securities Co. Ltd. (A Shares)	61,900	134,567
Fangda Carbon New Material Co. Ltd. (A Shares)	75,600	115,852
FAW Jiefang Group Co. Ltd. (A Shares)	35,000	52,048
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	20,100	51,934
First Capital Securities Co. Ltd. (A Shares)	70,800	72,813
Flat Glass Group Co. Ltd. (A Shares)	100,500	781,042
Focus Media Information Technology Co. Ltd. (A Shares)	289,240	349,947
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	64,644	990,971
Founder Securities Co. Ltd. (A Shares)	171,700	199,281
Foxconn Industrial Internet Co. Ltd. (A Shares)	142,796	251,094
Fujian Sunner Development Co. Ltd. A Shares	24,200	80,721
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	74,200	561,120
(H Shares) (c)	151,200	818,780
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	1,400	77,855
Ganfeng Lithium Co. Ltd. (A Shares)	65,900	1,419,859
GCL System Integration Technology Co. Ltd. (b)	83,100	41,793
GD Power Development Co. Ltd. (A Shares)	599,800	249,847
GEM Co. Ltd. (A Shares)	97,200	136,535
Gemdale Corp. (A Shares)	76,100	155,228
GF Securities Co. Ltd.:
(A Shares)	216,000	714,709
(H Shares)	185,800	322,053
Giant Network Group Co. Ltd. (A Shares)	217,200	335,497
Gigadevice Semiconductor Beijing, Inc. (A Shares)	12,784	285,211
Ginlong Technologies Co. Ltd. (A Shares)	5,600	211,364
GoerTek, Inc. (A Shares)	62,800	473,933
Gotion High-tech Co. Ltd. (A Shares) (b)	20,700	132,356
Great Wall Motor Co. Ltd.:
(A Shares)	57,600	373,849
(H Shares)	1,015,500	2,755,142
Greenland Holdings Corp. Ltd. (A Shares)	318,565	220,139
GRG Banking Equipment Co. Ltd. (A Shares)	26,300	47,071
Guangdong Haid Group Co. Ltd. (A Shares)	32,700	373,005
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	6,700	169,472
Guanghui Energy Co. Ltd. (A Shares) (b)	138,300	127,616
Guangzhou Automobile Group Co. Ltd.	76,100	159,277
Guangzhou Automobile Group Co. Ltd. (H Shares)	838,000	823,154
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	138,191
Guangzhou Haige Communications Group (A Shares)	36,400	53,392
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	8,200	100,982
Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	683,600	304,275
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	11,000	132,194
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	18,210	274,650
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	32,670	41,843
Guolian Securities Co. Ltd.	23,900	55,195
Guosen Securities Co. Ltd. (A Shares)	151,000	261,789
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	120,141
(H Shares) (c)	263,400	400,153
Guoyuan Securities Co. Ltd. (A Shares)	70,200	79,585
Haier Smart Home Co. Ltd.	729,800	2,925,800
Haier Smart Home Co. Ltd. (A Shares)	141,229	623,277
Haitong Securities Co. Ltd.:
(A Shares)	114,700	208,241
(H Shares)	1,135,600	1,021,943
Hanergy Mobile Energy Holding (b)(d)	576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)	17,000	308,144
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (b)	28,700	114,838
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	102,816
Hangzhou Robam Appliances Co. Ltd. (A Shares)	15,400	84,261
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	25,100	204,158
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	34,800	573,347
(H Shares) (c)	7,000	73,331
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	12,900	68,519
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	67,147
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	66,100	311,487
Hengli Petrochemical Co. Ltd. (A Shares)	114,800	435,178
Hengtong Optic-electric Co. Ltd. (A Shares)	84,400	188,004
Hengyi Petrochemical Co. Ltd. (A Shares)	57,630	92,329
Hesteel Co. Ltd. (A Shares)	268,100	101,008
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	8,300	166,137
Hongfa Technology Co. Ltd. (A Shares)	12,800	128,991
Hoshine Silicon Industry Co. Ltd. (A Shares)	9,700	161,659
Huadian Power International Corp. Ltd. (H Shares)	336,000	122,822
Huadong Medicine Co. Ltd. (A Shares)	27,560	159,391
Huafon Chemical Co. Ltd. (A Shares)	94,500	141,581
Huagong Tech Co. Ltd. (A Shares)	8,100	31,462
Hualan Biological Engineer, Inc. (A Shares)	30,450	121,827
Huaneng Power International, Inc.:
(A Shares)	38,400	44,565
(H Shares)	1,458,000	767,498
Huatai Securities Co. Ltd.:
(A Shares)	71,000	192,455
(H Shares) (c)	669,400	1,189,935
HUAXI Securities Co. Ltd.	51,000	72,987
Huaxia Bank Co. Ltd. (A Shares)	192,800	171,379
Huaxin Cement Co. Ltd. (A Shares)	21,900	64,179
Huayu Automotive Systems Co. Ltd. (A Shares)	70,731	309,278
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	27,200	128,848
Huizhou Desay SV Automotive Co. Ltd.	9,800	215,722
Humanwell Healthcare Group Co. Ltd. (A Shares)	35,400	108,681
Hunan Valin Steel Co. Ltd. (A Shares)	127,200	111,061
Hundsun Technologies, Inc. (A Shares)	24,752	229,432
iFlytek Co. Ltd. (A Shares)	47,000	325,581
IMEIK Technology Development Co. Ltd. (A Shares)	3,600	252,299
Industrial & Commercial Bank of China Ltd.:
(A Shares)	423,500	311,408
(H Shares)	20,025,000	12,132,059
Industrial Bank Co. Ltd. (A Shares)	377,800	1,252,003
Industrial Securities Co. Ltd. (A Shares)	121,800	166,341
Ingenic Semiconductor Co. Ltd. (A Shares)	9,000	157,431
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	118,100	712,943
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	755,900	282,225
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	131,800	102,767
Inspur Electronic Information Industry Co. Ltd. (A Shares)	24,512	131,671
Intco Medical Technology Co. Ltd. (A Shares)	7,500	62,778
JA Solar Technology Co. Ltd. (A Shares)	30,600	435,969
Jafron Biomedical Co. Ltd. (A Shares)	13,740	102,306
Jason Furniture Hangzhou Co. Ltd. (A Shares)	15,400	178,543
JCET Group Co. Ltd. (A Shares)	34,900	149,991
Jiangsu Eastern Shenghong Co. Ltd.	62,500	166,780
Jiangsu Expressway Co. Ltd. (H Shares)	414,000	432,570
Jiangsu Hengli Hydraulic Co. Ltd.	25,472	310,703
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	118,248	763,957
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	22,000	177,967
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	27,300	678,533
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	6,000	111,612
Jiangsu Yoke Technology Co. Ltd. (A Shares)	11,400	119,480
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	17,200	81,034
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	61,500	162,829
Jiangxi Copper Co. Ltd.:
(A Shares)	30,000	97,966
(H Shares)	422,000	691,979
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	45,700	64,129
Jinke Properties Group Co. Ltd. (A Shares)	90,900	64,482
JiuGui Liquor Co. Ltd. (A Shares)	6,400	166,493
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	23,700	43,635
Joinn Laboratories China Co. Ltd. (A Shares)	7,420	113,481
Jointown Pharmaceutical Group (A Shares)	31,800	66,753
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	14,000	70,991
Juewei Food Co. Ltd.	10,300	85,775
Kingfa Sci & Tech Co. Ltd. (A Shares)	56,600	101,693
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	32,200	101,746
Kunlun Tech Co. Ltd. (A Shares)	21,100	62,617
Kweichow Moutai Co. Ltd. (A Shares)	25,200	7,538,769
Lakala Payment Co. Ltd. (A Shares)	9,200	37,791
Laobaixing Pharmacy Chain JSC (A Shares)	4,600	30,896
Lb Group Co. Ltd. (A Shares)	45,500	175,738
Lens Technology Co. Ltd. (A Shares)	94,400	255,895
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	29,800	97,523
Leyard Optoelectronic Co. Ltd. (A Shares)	58,000	84,003
Lingyi iTech Guangdong Co. (A Shares) (b)	150,800	146,636
Livzon Pharmaceutical Group, Inc. (A Shares)	18,400	101,708
LONGi Green Energy Technology Co. Ltd.	102,420	1,148,920
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	4,000	107,302
Luxi Chemical Group Co. Ltd.	42,500	95,157
Luxshare Precision Industry Co. Ltd. (A Shares)	129,047	968,438
Luzhou Laojiao Co. Ltd. (A Shares)	26,700	918,731
Mango Excellent Media Co. Ltd. (A Shares)	37,800	211,180
Maxscend Microelectronics Co. Ltd. (A Shares)	6,220	258,359
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	57,564	65,217
Metallurgical Corp. China Ltd. (H Shares)	920,000	246,730
Mingyang Smart Energy Group Ltd.	44,800	182,630
Montage Technology Co. Ltd. (A Shares)	15,781	178,417
Muyuan Foodstuff Co. Ltd. (A Shares)	96,040	836,633
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	29,841	170,637
Nanjing Securities Co. Ltd. (A Shares)	53,600	76,195
NARI Technology Co. Ltd. (A Shares)	107,540	602,033
National Silicon Industry Group Co. Ltd. (A Shares) (b)	41,363	154,445
NAURA Technology Group Co. Ltd.	9,500	432,577
NavInfo Co. Ltd. (A Shares) (b)	35,200	88,821
New China Life Insurance Co. Ltd.	13,900	82,599
New China Life Insurance Co. Ltd. (H Shares)	370,900	1,057,893
New Hope Liuhe Co. Ltd. (A Shares) (b)	113,900	290,300
Ninestar Corp. (A Shares)	18,500	143,048
Ningbo Joyson Electronic Corp. (A shares)	20,300	59,181
Ningbo Tuopu Group Co. Ltd. (A Shares)	23,700	208,221
Ningxia Baofeng Energy Group Co. Ltd.	119,200	302,821
Nongfu Spring Co. Ltd. (H Shares) (c)	602,000	3,644,870
North Industries Group Red Arrow Co. Ltd. (A Shares) (b)	33,500	97,727
Northeast Securities Co. Ltd. (A Shares)	57,700	77,335
Offshore Oil Enginering Co. Ltd. (A Shares)	63,300	44,743
OFILM Group Co. Ltd. (A Shares) (b)	46,400	58,648
Oppein Home Group, Inc. (A Shares)	10,760	233,923
Orient Securities Co. Ltd. (A Shares)	106,100	205,953
Ovctek China, Inc. (A Shares)	15,820	95,257
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	79,100	46,385
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	101,292
(H Shares)	3,322,000	1,051,246
Perfect World Co. Ltd. (A Shares)	31,950	69,576
PetroChina Co. Ltd.:
(A Shares)	229,600	182,788
(H Shares)	7,602,000	3,769,770
Pharmaron Beijing Co. Ltd.:
(A Shares)	15,600	291,166
(H Shares) (c)	41,800	531,776
PICC Property & Casualty Co. Ltd. (H Shares)	2,300,933	2,143,900
Ping An Bank Co. Ltd. (A Shares)	351,900	883,484
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	284,992	2,255,409
(H Shares)	2,055,500	16,312,087
Poly Developments & Holdings (A Shares)	245,200	605,266
Postal Savings Bank of China Co. Ltd.	332,900	296,818
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	2,879,000	2,398,639
Power Construction Corp. of China Ltd. (A Shares)	255,300	349,987
Proya Cosmetics Co. Ltd. (A Shares)	3,600	96,334
Qingdao Rural Commercial Bank Corp. (A Shares)	57,000	33,698
Raytron Technology Co. Ltd. (A Shares)	9,121	90,695
Risesun Real Estate Development Co. Ltd. (A Shares)	86,700	61,061
Riyue Heavy Industry Co. Ltd. (A Shares)	22,600	99,878
Rongsheng Petrochemical Co. Ltd. (A Shares)	192,150	550,960
SAIC Motor Corp. Ltd. (A Shares)	164,000	488,013
Sailun Group Co. Ltd. A Shares	66,900	122,872
Sangfor Technologies, Inc.	8,200	201,238
Sany Heavy Industry Co. Ltd. (A Shares)	157,600	503,623
Satellite Chemical Co. Ltd. (A Shares)	36,960	246,448
SDIC Capital Co. Ltd.	91,352	108,541
SDIC Power Holdings Co. Ltd. (A Shares)	122,300	193,395
Sealand Securities Co. Ltd. (A Shares)	114,180	70,339
Seazen Holdings Co. Ltd. (A Shares)	39,700	207,933
SF Holding Co. Ltd. (A Shares)	88,200	886,318
SG Micro Corp. (A Shares)	3,750	164,218
Shaanxi Coal Industry Co. Ltd. (A Shares)	189,300	376,606
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	24,010	74,874
Shandong Gold Mining Co. Ltd.:
(A Shares)	61,432	182,724
(H Shares) (c)	271,500	458,196
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	39,520	190,712
Shandong Linglong Tyre Co. Ltd. (A Shares)	27,500	133,269
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	162,969
Shandong Sun Paper Industry JSC Ltd. (A Shares)	41,600	73,457
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	848,000	1,045,069
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	14,700	101,695
Shanghai Baosight Software Co. Ltd.	262,900	1,217,360
Shanghai Baosight Software Co. Ltd. (A Shares)	18,200	155,797
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	87,314
Shanghai Electric Group Co. Ltd. (A Shares)	265,500	179,420
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	27,900	188,735
(H Shares)	199,500	799,979
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	2,575	128,550
Shanghai International Airport Co. Ltd. (A Shares) (b)	14,800	118,265
Shanghai International Port Group Co. Ltd. (A Shares)	236,600	212,215
Shanghai Jahwa United Co. Ltd. (A Shares)	13,900	88,800
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	21,400	190,555
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	22,388	209,864
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	65,880	150,388
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	468,071	430,531
Shanghai M&G Stationery, Inc. (A Shares)	15,700	136,108
Shanghai Medicilon, Inc. (A Shares)	1,548	86,001
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	81,400	242,074
(H Shares)	191,700	374,289
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	544,500	723,391
Shanghai Putailai New Energy Technology Co. Ltd.	13,464	304,885
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	200,600	212,708
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	95,291
Shanghai Zhangjiang High Ltd. (A Shares)	27,200	58,870
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	64,300	122,963
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	77,000	162,876
Shanxi Securities Co. Ltd. (A Shares)	59,350	55,393
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	125,551
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	22,120	964,688
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	88,270	109,209
Shenghe Resources Holding Co. Ltd. (A Shares)	36,000	93,925
Shengyi Technology Co. Ltd.	38,700	120,548
Shennan Circuits Co. Ltd. (A Shares)	7,500	140,922
Shenwan Hongyuan Group Co. Ltd. (A Shares)	354,900	262,358
Shenzhen Capchem Technology Co. Ltd. (A Shares)	6,000	90,240
Shenzhen Energy Group Co. Ltd. (A Shares)	69,720	76,748
Shenzhen Goodix Technology Co. Ltd. (A Shares)	7,200	101,071
Shenzhen Inovance Technology Co. Ltd. (A Shares)	48,150	461,339
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	24,200	51,094
Shenzhen Kangtai Biological Products Co. Ltd.	12,600	160,347
Shenzhen Kedali Industry Co. Ltd.	5,800	143,332
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	23,400	1,194,933
Shenzhen MTC Co. Ltd. (A Shares) (b)	140,400	95,461
Shenzhen New Industries Biomedical Engineering Co. Ltd.	22,100	140,703
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	141,000	172,799
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (b)	19,900	73,713
Shenzhen SC New Energy Technology Corp. (A Shares)	6,700	86,997
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	19,700	111,461
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	21,300	113,474
Shenzhen Sunway Communication Co. Ltd. (A Shares)	13,500	45,694
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	15,093	320,879
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	27,860	91,809
Sichuan Chuantou Energy Co. Ltd. (A Shares)	88,136	154,050
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	29,900	83,268
Sichuan New Energy Power Co. Ltd. (A Shares) (b)	31,500	101,816
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	106,600	181,002
Sichuan Swellfun Co. Ltd. (A Shares)	9,200	144,482
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	32,100	118,328
Sinolink Securities Co. Ltd. (A Shares)	49,100	80,507
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	168,287
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	111,300	68,433
Sinopharm Group Co. Ltd. (H Shares)	415,600	929,612
Sinotrans Ltd.	81,000	52,254
Siyuan Electric Co. Ltd. (A Shares)	22,600	162,859
SKSHU Paint Co. Ltd. (A Shares)	7,560	126,755
Songcheng Performance Development Co. Ltd. (A Shares)	41,560	100,623
Soochow Securities Co. Ltd. (A Shares)	76,349	94,501
Southwest Securities Co. Ltd. (A Shares)	114,400	86,374
StarPower Semiconductor Ltd. (A Shares)	3,100	157,884
Sungrow Power Supply Co. Ltd. (A Shares)	26,900	488,702
Suning.com Co. Ltd. (A Shares) (b)	143,200	89,431
Sunwoda Electronic Co. Ltd. (A Shares)	32,200	181,705
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	27,500	107,943
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	2,100	165,077
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	13,000	137,357
Tangshan Jidong Cement Co. Ltd. A Shares	25,900	46,875
TBEA Co. Ltd. (A Shares)	71,500	214,192
TCL Technology Group Corp. (A Shares)	272,800	243,293
Thunder Software Technology Co. Ltd. (A Shares)	8,900	197,661
Tianfeng Securities Co. Ltd. (A Shares)	247,900	145,845
Tianjin 712 Communication & Broadcasting Co. Ltd.	9,800	55,452
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	58,300	397,871
Tianma Microelectronics Co. Ltd. (A Shares)	41,400	78,050
Tianshan Aluminum Group Co. Ltd.	138,000	182,289
Tianshui Huatian Technology Co. Ltd. (A Shares)	44,700	81,199
Tibet Summit Industrial Co. Ltd. (A Shares)	21,200	96,749
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	49,900	158,391
Toly Bread Co. Ltd.	13,720	56,308
TongFu Microelectronics Co. Ltd. (A Shares)	21,400	59,189
Tongkun Group Co. Ltd. (A Shares)	49,100	161,677
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	217,300	117,465
Tongwei Co. Ltd. (A Shares)	83,600	499,504
Topchoice Medical Corp. (b)	5,300	124,882
Topsec Technologies Group, Inc.	8,300	20,027
Transfar Zhilian Co. Ltd.	71,100	86,983
TravelSky Technology Ltd. (H Shares)	283,000	530,354
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	472,824
(H Shares)	164,000	1,475,993
Unigroup Guoxin Microelectronics Co. Ltd.	10,100	344,945
Unisplendour Corp. Ltd. (A Shares)	46,620	154,550
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	22,700	49,464
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	63,000	243,974
Walvax Biotechnology Co. Ltd. (A Shares)	30,400	234,678
Wanhua Chemical Group Co. Ltd. (A Shares)	58,300	842,229
Weichai Power Co. Ltd.:
(A Shares)	88,600	219,297
(H Shares)	743,600	1,349,360
Weihai Guangwei Composites Co. Ltd. (A Shares)	8,200	93,422
Wens Foodstuffs Group Co. Ltd. (A Shares)	148,900	474,503
Western Securities Co. Ltd. (A Shares)	67,600	81,485
Western Superconducting Technologies Co. Ltd. (A Shares)	12,140	156,826
Westone Information Industry, Inc. (A Shares)	18,900	120,535
Will Semiconductor Ltd.	16,200	658,597
Wingtech Technology Co. Ltd. (A Shares)	23,900	407,817
Winning Health Technology Group Co. Ltd. (A Shares)	34,320	62,624
Wuchan Zhongda Group Co. Ltd.	106,200	88,754
Wuhan Guide Infrared Co. Ltd. (A Shares)	34,986	116,163
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	82,500	327,032
Wuhu Token Science Co. Ltd. (A Shares)	24,600	40,146
Wuliangye Yibin Co. Ltd. (A Shares)	74,000	2,331,169
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	33,330	91,610
WuXi AppTec Co. Ltd.	39,648	659,895
WuXi AppTec Co. Ltd. (H Shares) (c)	132,000	1,893,312
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	18,560	213,493
Wuxi Shangji Automation Co. Ltd. (A Shares)	5,500	110,494
XCMG Construction Machinery Co. Ltd. (A Shares)	142,700	127,901
Xiamen C&D, Inc. (A Shares)	65,100	96,399
Xiamen Faratronic Co. Ltd. (A Shares)	5,400	168,259
Xiamen Intretech, Inc.	8,330	39,448
Xiamen Tungsten Co. Ltd. (A Shares)	29,300	91,265
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	139,182	331,156
(H Shares)	147,852	257,762
Yankuang Energy Group Co. Ltd.:
(A Shares)	90,400	331,327
(H Shares)	442,000	936,443
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	11,200	52,983
Yantai Jereh Oilfield Services (A Shares)	19,800	131,372
Yealink Network Technology Corp. Ltd.	19,400	239,662
Yifeng Pharmacy Chain Co. Ltd.	12,714	99,683
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	21,600	195,811
Yintai Gold Co. Ltd. (A Shares)	43,540	57,082
Yonghui Superstores Co. Ltd. (A Shares)	150,700	92,377
YongXing Special Materials Technology Co. Ltd. (A Shares)	9,000	173,000
Yonyou Network Technology Co. Ltd. (A Shares)	66,630	370,473
Youngor Group Co. Ltd. (A Shares)	97,993	102,861
Youngy Co. Ltd. (A Shares) (b)	6,500	96,229
YTO Express Group Co. Ltd. (A Shares)	38,900	99,046
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	34,000	99,623
Yunda Holding Co. Ltd. (A Shares)	40,820	127,212
Yunnan Aluminium Co. Ltd. (A Shares) (b)	63,700	111,721
Yunnan Baiyao Group Co. Ltd. (A Shares)	27,200	387,757
Yunnan Energy New Material Co. Ltd.	16,500	664,050
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	11,298	640,905
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	385,966	413,071
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	139,000	98,638
Zhejiang Chint Electric Co. Ltd. (A Shares)	38,700	292,223
Zhejiang Dahua Technology Co. Ltd. (A Shares)	48,900	148,076
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	6,000	69,341
Zhejiang Expressway Co. Ltd. (H Shares)	558,000	478,974
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	130,200	123,279
Zhejiang HangKe Technology, Inc. Co. (A Shares)	8,227	113,824
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	24,860	82,248
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	22,400	352,529
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	20,000	183,224
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	20,200	139,608
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	117,937
Zhejiang Longsheng Group Co. Ltd. (A Shares)	52,600	103,560
Zhejiang NHU Co. Ltd. (A Shares)	44,400	211,341
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	57,850	175,561
Zhejiang Semir Garment Co. Ltd. (A Shares)	22,600	24,976
Zhejiang Supor Cookware Co. Ltd.	8,500	69,600
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	45,000	218,073
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	18,600	66,479
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	11,500	83,906
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (b)	19,600	100,538
Zheshang Securities Co. Ltd.	52,300	102,063
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(c)	177,300	610,584
Zhongji Innolight Co. Ltd. (A Shares)	12,400	70,479
Zhongtai Securities Co. Ltd. (A Shares)	121,000	166,077
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	186,100	982,923
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	11,700	155,313
Zhuzhou Kibing Group Co. Ltd. (A Shares)	55,400	139,641
Zijin Mining Group Co. Ltd. (H Shares)	2,472,000	3,209,176
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	472,600	528,435
(H Shares)	20,400	13,361
ZTE Corp.:
(A Shares)	30,600	146,716
(H Shares)	349,280	943,839
TOTAL CHINA		304,493,727
Colombia - 0.0%
Bancolombia SA	66,081	661,181
Ecopetrol SA	1,574,390	1,158,524
Grupo de Inversiones Suramerica SA (d)	39,161	270,313
Interconexion Electrica SA ESP	153,801	919,428
TOTAL COLOMBIA		3,009,446
Cyprus - 0.0%
Ozon Holdings PLC ADR (b)	15,142	291,992
TCS Group Holding PLC unit	40,237	2,874,705
TOTAL CYPRUS		3,166,697
Czech Republic - 0.0%
CEZ A/S	56,018	2,076,791
Komercni Banka A/S	25,349	1,121,181
MONETA Money Bank A/S (c)	124,826	538,560
TOTAL CZECH REPUBLIC		3,736,532
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	889	2,978,377
Series B	2,088	7,500,400
Ambu A/S Series B	53,298	1,129,330
Carlsberg A/S Series B	33,475	5,420,629
Chr. Hansen Holding A/S	35,057	2,811,413
Coloplast A/S Series B	39,591	5,757,413
Danske Bank A/S	232,491	4,512,941
Demant A/S (b)	34,606	1,531,085
DSV A/S	68,566	13,931,290
Genmab A/S (b)	22,069	7,515,152
GN Store Nord A/S	41,104	2,487,366
Novo Nordisk A/S Series B	565,912	56,290,308
Novozymes A/S Series B	68,667	4,713,816
ORSTED A/S (c)	63,724	6,789,473
Pandora A/S	33,451	3,637,453
Rockwool International A/S Series B	2,743	1,050,597
Tryg A/S	116,147	2,752,200
Vestas Wind Systems A/S	338,471	9,159,158
TOTAL DENMARK		139,968,401
Egypt - 0.0%
Commercial International Bank SAE	413,690	1,351,932
Commercial International Bank SAE sponsored GDR	194,916	635,949
Eastern Co. SAE	466,590	308,882
Fawry for Banking & Payment Technology Services SAE	256,833	161,522
TOTAL EGYPT		2,458,285
Finland - 0.8%
Elisa Corp. (A Shares)	47,564	2,793,995
Fortum Corp.	150,398	4,093,793
Kesko Oyj	94,158	2,973,809
Kone OYJ (B Shares)	115,765	7,497,423
Neste Oyj	142,584	6,430,470
Nokia Corp. (b)	1,814,666	10,821,990
Nordea Bank ABP	1,088,533	12,929,256
Orion Oyj (B Shares)	35,280	1,434,581
Sampo Oyj (A Shares)	168,113	8,343,925
Stora Enso Oyj (R Shares)	192,402	3,916,736
UPM-Kymmene Corp.	180,040	6,561,829
Wartsila Corp.	158,964	1,962,634
TOTAL FINLAND		69,760,441
France - 6.7%
Accor SA (b)	62,655	2,302,657
Aeroports de Paris SA (b)	9,949	1,350,088
Air Liquide SA	151,633	25,938,238
Alstom SA	108,288	3,510,667
Amundi SA (c)	21,026	1,634,483
Arkema SA	20,781	3,072,848
AXA SA	651,281	20,626,714
bioMerieux SA	13,867	1,626,084
BNP Paribas SA	378,386	27,012,754
Bollore SA	291,467	1,571,068
Bouygues SA	76,477	2,697,118
Bureau Veritas SA	103,264	2,954,625
Capgemini SA	53,832	12,102,311
Carrefour SA	214,147	4,075,560
CNP Assurances	57,894	1,425,071
Compagnie de St. Gobain	170,642	11,546,913
Compagnie Generale des Etablissements Michelin SCA Series B	56,946	9,528,423
Covivio	18,423	1,538,470
Credit Agricole SA	418,203	6,291,632
Danone SA	219,619	13,693,487
Dassault Aviation SA	8,790	1,044,625
Dassault Systemes SA	220,286	10,652,672
Edenred SA	83,770	3,598,120
EDF SA	156,121	1,501,604
EDF SA (b)	5,248	50,454
Eiffage SA	27,646	2,904,853
ENGIE	624,484	9,605,692
EssilorLuxottica SA	96,580	18,271,526
Eurazeo SA	13,860	1,101,293
Faurecia SA	38,767	1,682,444
Gecina SA	16,426	2,228,882
Getlink SE	147,825	2,331,919
Hermes International SCA	10,656	15,999,117
Ipsen SA	12,661	1,231,925
Kering SA	25,224	18,836,403
Klepierre SA	68,438	1,820,331
L'Oreal SA (b)	4,395	1,877,310
L'Oreal SA	80,281	34,291,761
La Francaise des Jeux SAEM (c)	33,950	1,405,652
Legrand SA	90,972	9,258,502
LVMH Moet Hennessy Louis Vuitton SE	93,302	76,636,159
Orange SA (a)	668,566	7,853,948
Orpea	17,798	781,407
Pernod Ricard SA	70,871	15,159,263
Publicis Groupe SA	75,594	5,122,318
Remy Cointreau SA	7,637	1,592,569
Renault SA (b)	64,634	2,568,711
Safran SA	115,277	13,956,497
Sanofi SA	382,366	39,980,969
Sartorius Stedim Biotech	9,335	4,093,503
Schneider Electric SA	182,068	30,841,484
SEB SA	8,940	1,356,824
Societe Generale Series A	272,797	10,126,312
Sodexo SA (b)	2,224	206,416
Sodexo SA	28,139	2,617,029
Teleperformance	19,785	7,450,815
Thales SA	35,660	3,289,544
Total SA	845,065	48,056,697
Ubisoft Entertainment SA (b)	36,036	2,067,908
Valeo SA	78,041	2,184,260
Veolia Environnement SA	223,403	8,070,387
VINCI SA	180,363	19,768,971
Vivendi SA	259,428	3,399,899
Wendel SA	9,550	1,037,286
Worldline SA (b)(c)	80,043	3,879,699
TOTAL FRANCE		606,293,171
Germany - 5.1%
adidas AG	64,058	17,578,625
Allianz SE	138,572	35,578,731
BASF AG	308,753	23,647,054
Bayer AG	330,812	20,098,105
Bayerische Motoren Werke AG (BMW)	104,531	11,063,866
Bechtle AG	27,729	1,664,916
Beiersdorf AG	34,803	3,461,628
Brenntag SE	52,195	4,471,871
Carl Zeiss Meditec AG	13,236	2,128,617
Commerzbank AG (b)	340,196	2,937,696
Continental AG (b)	37,297	3,615,949
Covestro AG (c)	65,526	3,931,102
Daimler AG (Germany)	287,403	22,932,952
Daimler Truck Holding AG (b)	139,694	4,959,226
Delivery Hero AG (b)(c)	54,243	4,187,014
Deutsche Bank AG (b)	696,118	9,692,413
Deutsche Borse AG	63,957	11,368,513
Deutsche Lufthansa AG (b)	197,425	1,535,140
Deutsche Post AG	335,249	20,175,488
Deutsche Telekom AG	1,119,723	21,139,233
E.ON AG	762,922	10,522,584
Evonik Industries AG	73,158	2,386,684
Fresenius Medical Care AG & Co. KGaA	68,919	4,686,035
Fresenius SE & Co. KGaA	142,526	5,883,523
GEA Group AG	52,539	2,482,212
Hannover Reuck SE	20,431	4,121,793
HeidelbergCement AG	52,962	3,685,551
HelloFresh AG (b)	55,621	3,703,287
Henkel AG & Co. KGaA	35,615	2,813,977
Infineon Technologies AG	439,794	18,263,658
KION Group AG	24,581	2,272,593
Knorr-Bremse AG	24,662	2,500,472
Lanxess AG	28,116	1,711,849
LEG Immobilien AG	23,974	3,180,361
Merck KGaA	43,394	9,516,228
MTU Aero Engines AG	17,609	3,747,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,224	14,950,408
Nemetschek Se	19,768	1,827,199
Puma AG	36,085	3,859,381
Rational AG	1,690	1,416,755
RWE AG	217,433	9,171,817
SAP SE	348,694	43,747,556
Scout24 AG (c)	29,895	1,786,061
Siemens AG	257,400	40,867,706
Siemens Healthineers AG (c)	95,013	6,105,751
Symrise AG	43,640	5,214,954
Telefonica Deutschland Holding AG	354,765	1,018,449
Uniper SE	32,686	1,479,034
United Internet AG	33,293	1,305,639
Volkswagen AG	11,223	3,249,934
Vonovia SE	247,476	14,095,189
Zalando SE (b)(c)	74,315	5,898,224
TOTAL GERMANY		463,640,008
Greece - 0.1%
Alpha Bank SA (b)	726,520	1,099,479
Eurobank Ergasias Services and Holdings SA (b)	815,882	922,765
Ff Group (b)(d)	5,453	7,351
Hellenic Telecommunications Organization SA	80,715	1,568,884
Jumbo SA	36,692	545,767
OPAP SA	65,953	979,598
Public Power Corp. of Greece (b)	68,974	671,408
TOTAL GREECE		5,795,252
Hong Kong - 1.7%
AIA Group Ltd.	4,064,095	42,428,389
Beijing Enterprises Holdings Ltd.	173,500	591,457
BOC Hong Kong (Holdings) Ltd.	1,221,149	4,715,271
BYD Electronic International Co. Ltd.	235,500	712,265
China Everbright International Ltd.	1,262,481	937,830
China Jinmao Holdings Group Ltd.	1,742,000	632,816
China Merchants Holdings International Co. Ltd.	503,123	929,856
China Overseas Land and Investment Ltd.	1,289,500	3,805,930
China Power International Development Ltd.	1,767,248	874,635
China Resources Beer Holdings Co. Ltd.	503,162	3,756,548
China Resources Power Holdings Co. Ltd.	646,523	1,574,466
China Taiping Insurance Group Ltd.	613,577	868,063
China Traditional Chinese Medicine Holdings Co. Ltd.	944,000	550,521
CITIC Pacific Ltd.	1,969,000	2,211,396
CLP Holdings Ltd.	551,608	5,520,222
CSPC Pharmaceutical Group Ltd.	3,006,640	3,654,240
Far East Horizon Ltd.	553,000	476,849
Fosun International Ltd.	843,500	957,074
Galaxy Entertainment Group Ltd. (b)	740,136	4,286,322
Ganfeng Lithium Co. Ltd. (H Shares) (c)	30,100	478,299
Guangdong Investment Ltd.	1,092,000	1,559,851
Hang Lung Properties Ltd.	654,998	1,401,318
Hang Seng Bank Ltd.	259,250	5,132,584
Henderson Land Development Co. Ltd.	482,059	2,108,139
Hong Kong & China Gas Co. Ltd.	3,700,468	5,703,378
Hong Kong Exchanges and Clearing Ltd.	404,802	23,104,373
Hua Hong Semiconductor Ltd. (b)(c)	177,000	861,633
Lenovo Group Ltd.	2,488,000	2,696,267
Link (REIT)	743,050	6,379,467
MMG Ltd. (b)	896,000	290,918
MTR Corp. Ltd.	504,398	2,730,220
New World Development Co. Ltd.	497,090	2,029,276
Power Assets Holdings Ltd.	467,854	2,874,782
Sino Land Ltd.	1,199,412	1,554,072
Sinotruk Hong Kong Ltd.	221,000	328,728
Sun Art Retail Group Ltd.	587,500	214,544
Sun Hung Kai Properties Ltd.	430,562	5,253,078
Swire Pacific Ltd. (A Shares)	166,004	1,005,665
Swire Properties Ltd.	387,155	1,032,048
Techtronic Industries Co. Ltd.	462,847	7,637,023
Wharf Holdings Ltd.	430,000	1,469,552
Yuexiu Property Co. Ltd.	470,400	477,972
TOTAL HONG KONG		155,807,337
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	142,928	1,242,157
OTP Bank PLC (b)	74,166	4,289,259
Richter Gedeon PLC	45,999	1,212,386
TOTAL HUNGARY		6,743,802
India - 3.6%
ACC Ltd.	24,432	753,857
Adani Enterprises Ltd.	91,713	2,126,854
Adani Green Energy Ltd. (b)	134,763	3,423,329
Adani Ports & Special Economic Zone Ltd.	168,855	1,635,360
Adani Total Gas Ltd. (b)	90,822	2,231,266
Adani Transmissions Ltd. (b)	92,366	2,469,168
Ambuja Cements Ltd.	236,540	1,165,207
Apollo Hospitals Enterprise Ltd.	33,915	2,039,055
Asian Paints Ltd.	129,054	5,472,219
Aurobindo Pharma Ltd.	91,188	779,052
Avenue Supermarts Ltd. (b)(c)	54,904	3,046,227
Axis Bank Ltd. (b)	770,046	8,069,434
Bajaj Auto Ltd.	21,187	1,016,883
Bajaj Finance Ltd.	92,286	8,745,962
Bajaj Finserv Ltd.	12,595	2,672,167
Balkrishna Industries Ltd.	27,750	875,358
Bandhan Bank Ltd. (c)	221,635	944,568
Berger Paints India Ltd.	74,521	723,760
Bharat Electronics Ltd.	407,501	1,154,312
Bharat Forge Ltd.	79,445	787,697
Bharat Petroleum Corp. Ltd.	279,453	1,497,371
Bharti Airtel Ltd. (b)	828,469	8,142,237
Biocon Ltd. (b)	135,827	671,287
Britannia Industries Ltd.	35,354	1,682,082
Cholamandalam Investment and Finance Co. Ltd.	136,651	1,161,973
Cipla Ltd./India (b)	162,077	2,058,828
Coal India Ltd.	517,479	1,114,320
Colgate-Palmolive Ltd.	46,734	895,335
Container Corp. of India Ltd.	80,233	700,493
Dabur India Ltd.	218,533	1,578,179
Divi's Laboratories Ltd.	44,626	2,424,791
DLF Ltd.	210,257	1,114,132
Dr. Reddy's Laboratories Ltd.	38,203	2,209,895
Eicher Motors Ltd.	44,538	1,591,508
GAIL India Ltd.	506,656	988,584
Godrej Consumer Products Ltd. (b)	117,219	1,403,320
Godrej Properties Ltd. (b)	40,900	946,749
Grasim Industries Ltd.	89,616	2,088,096
Havells India Ltd.	83,817	1,340,596
HCL Technologies Ltd.	363,665	5,400,449
HDFC Asset Management Co. Ltd. (c)	18,183	540,907
HDFC Standard Life Insurance Co. Ltd. (c)	327,789	2,749,584
Hero Motocorp Ltd.	45,662	1,678,746
Hindalco Industries Ltd.	526,668	3,493,596
Hindustan Petroleum Corp. Ltd.	205,776	871,547
Hindustan Unilever Ltd.	277,364	8,486,339
Housing Development Finance Corp. Ltd.	577,673	19,722,974
ICICI Bank Ltd.	1,719,390	18,483,223
ICICI Lombard General Insurance Co. Ltd. (c)	75,008	1,387,380
ICICI Prudential Life Insurance Co. Ltd. (c)	120,200	907,005
Indian Oil Corp. Ltd.	612,832	1,037,432
Indian Railway Catering & Tourism Corp. Ltd. (b)	78,104	917,610
Indraprastha Gas Ltd.	93,380	494,450
Indus Towers Ltd.	227,131	773,861
Info Edge India Ltd.	25,899	1,715,334
Infosys Ltd.	1,002,803	23,608,421
Infosys Ltd. sponsored ADR	145,290	3,424,485
InterGlobe Aviation Ltd. (b)(c)	30,232	757,711
ITC Ltd.	968,030	2,876,774
JSW Steel Ltd.	281,748	2,401,848
Jubilant Foodworks Ltd.	26,334	1,202,242
Kotak Mahindra Bank Ltd. (b)	190,312	4,773,147
Larsen & Toubro Infotech Ltd. (c)	17,350	1,469,317
Larsen & Toubro Ltd.	229,094	5,907,631
Lupin Ltd.	70,743	865,092
Mahindra & Mahindra Ltd.	288,143	3,448,591
Marico Ltd.	170,433	1,106,568
Maruti Suzuki India Ltd.	46,184	5,353,948
MindTree Consulting Ltd.	20,927	1,134,212
Motherson Sumi Systems Ltd.	431,960	1,048,264
Motherson Sumi Wiring India Ltd. (b)(d)	431,960	230,820
Mphasis BFL Ltd.	26,723	1,122,921
MRF Ltd.	591	574,310
Muthoot Finance Ltd.	38,516	757,096
Nestle India Ltd.	11,353	2,832,777
NTPC Ltd.	1,616,371	3,101,653
Oil & Natural Gas Corp. Ltd.	827,098	1,935,210
Page Industries Ltd.	1,873	1,070,513
Petronet LNG Ltd.	244,985	704,719
PI Industries Ltd.	28,564	938,033
Pidilite Industries Ltd.	51,368	1,697,371
Piramal Enterprises Ltd.	36,196	1,169,112
Power Grid Corp. of India Ltd.	1,063,586	3,084,517
Reliance Industries Ltd.	959,646	30,946,043
SBI Cards & Payment Services Ltd. (b)	78,269	928,475
SBI Life Insurance Co. Ltd. (c)	151,698	2,522,942
Shree Cement Ltd.	3,685	1,205,622
Shriram Transport Finance Co. Ltd.	67,044	1,113,939
Siemens Ltd.	23,200	727,743
SRF Ltd.	49,505	1,602,270
State Bank of India	620,324	4,520,396
Sun Pharmaceutical Industries Ltd.	302,697	3,402,793
Tata Consultancy Services Ltd.	309,668	15,603,352
Tata Consumer Products Ltd.	197,040	1,930,464
Tata Motors Ltd. (b)	567,106	3,914,914
Tata Power Co. Ltd./The	467,628	1,557,667
Tata Steel Ltd.	243,675	3,595,361
Tech Mahindra Ltd.	211,366	4,221,868
Titan Co. Ltd.	122,332	3,903,138
Torrent Pharmaceuticals Ltd.	15,310	550,079
Trent Ltd.	59,294	825,881
Ultratech Cement Ltd.	35,832	3,484,639
United Spirits Ltd. (b)	101,485	1,186,077
UPL Ltd. (b)	159,619	1,673,384
Vedanta Ltd.	377,396	1,647,267
Wipro Ltd.	458,621	3,543,171
Yes Bank Ltd. (b)	3,835,020	687,843
Zomato Ltd. (b)	521,662	636,190
TOTAL INDIA		326,930,769
Indonesia - 0.4%
PT Adaro Energy Tbk	4,686,700	733,852
PT Aneka Tambang Tbk	3,041,400	379,439
PT Astra International Tbk	6,858,100	2,624,781
PT Bank Central Asia Tbk	18,845,600	10,023,925
PT Bank Mandiri (Persero) Tbk	6,563,600	3,439,382
PT Bank Negara Indonesia (Persero) Tbk	2,605,700	1,337,364
PT Bank Rakyat Indonesia (Persero) Tbk	23,269,854	6,623,425
PT Barito Pacific Tbk	9,265,300	575,682
PT Charoen Pokphand Indonesia Tbk	2,440,600	1,072,407
PT Gudang Garam Tbk	147,900	315,648
PT Indah Kiat Pulp & Paper Tbk	941,400	500,642
PT Indocement Tunggal Prakarsa Tbk	495,100	379,283
PT Indofood CBP Sukses Makmur Tbk	850,500	517,061
PT Indofood Sukses Makmur Tbk	1,382,900	609,856
PT Kalbe Farma Tbk	7,053,500	805,797
PT Merdeka Copper Gold Tbk (b)	3,788,800	968,580
PT Sarana Menara Nusantara Tbk	7,317,100	522,974
PT Semen Gresik (Persero) Tbk	1,074,900	506,248
PT Surya Citra Media Tbk (b)	20	0
PT Telkom Indonesia Persero Tbk	16,743,200	4,903,674
PT Tower Bersama Infrastructure Tbk	2,776,100	559,078
PT Unilever Indonesia Tbk	2,775,100	780,501
PT United Tractors Tbk	588,600	951,673
TOTAL INDONESIA		39,131,272
Ireland - 0.5%
CRH PLC	219,114	10,997,420
CRH PLC sponsored ADR	44,225	2,229,382
DCC PLC (United Kingdom)	33,480	2,815,118
Flutter Entertainment PLC (b)	20,903	3,185,066
Flutter Entertainment PLC (Ireland) (b)	35,220	5,358,501
James Hardie Industries PLC CDI	150,894	5,078,371
Kerry Group PLC Class A	53,561	6,748,559
Kingspan Group PLC (Ireland)	52,187	5,023,369
Smurfit Kappa Group PLC	81,252	4,282,436
TOTAL IRELAND		45,718,222
Isle of Man - 0.1%
Entain PLC (b)	197,119	4,267,500
NEPI Rockcastle PLC	134,930	917,559
TOTAL ISLE OF MAN		5,185,059
Israel - 0.4%
Azrieli Group	14,046	1,263,758
Bank Hapoalim BM (Reg.)	384,150	3,964,801
Bank Leumi le-Israel BM	489,517	5,219,308
Check Point Software Technologies Ltd. (b)	35,734	4,324,171
CyberArk Software Ltd. (b)	13,091	1,795,431
Elbit Systems Ltd. (Israel)	8,673	1,440,933
Icl Group Ltd.	239,422	2,148,097
InMode Ltd. (b)	16,244	783,448
Israel Discount Bank Ltd. (Class A)	395,927	2,639,180
Kornit Digital Ltd. (b)	15,107	1,587,141
Mizrahi Tefahot Bank Ltd.	47,848	1,839,610
NICE Systems Ltd. (b)	16,999	4,333,794
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	377,937	3,186,009
Wix.com Ltd. (b)	19,009	2,497,212
TOTAL ISRAEL		37,022,893
Italy - 1.2%
Amplifon SpA	39,876	1,694,974
Assicurazioni Generali SpA	370,048	7,787,569
Atlantia SpA (b)	160,938	2,986,251
DiaSorin SpA	8,171	1,259,653
Enel SpA	2,736,663	21,063,003
Eni SpA	852,081	12,799,270
FinecoBank SpA	203,124	3,414,974
Infrastrutture Wireless Italiane SpA (c)	112,155	1,209,300
Intesa Sanpaolo SpA	5,529,346	16,432,336
Mediobanca SpA	209,646	2,401,834
Moncler SpA	68,554	4,399,765
Nexi SpA (b)(c)	153,615	2,246,998
Poste Italiane SpA (c)	173,602	2,330,191
Prysmian SpA	83,747	2,824,077
Recordati SpA	33,723	1,889,179
Snam Rete Gas SpA	657,183	3,682,645
Telecom Italia SpA	2,897,188	1,365,387
Telecom Italia SpA (Risparmio Shares)	2,255,697	1,007,321
Terna - Rete Elettrica Naziona	477,012	3,748,080
UniCredit SpA	716,963	11,394,988
TOTAL ITALY		105,937,795
Japan - 13.8%
Advantest Corp.	67,637	5,756,760
AEON Co. Ltd.	223,142	5,084,772
AGC, Inc.	65,373	3,000,320
Aisin Seiki Co. Ltd.	48,062	1,745,275
Ajinomoto Co., Inc.	156,761	4,373,866
Ana Holdings, Inc. (a)(b)	51,956	1,097,194
Asahi Group Holdings	155,049	6,329,211
ASAHI INTECC Co. Ltd.	78,092	1,332,326
Asahi Kasei Corp.	413,630	4,085,807
Astellas Pharma, Inc.	630,030	10,169,046
Azbil Corp.	41,522	1,630,889
Bandai Namco Holdings, Inc.	68,498	4,814,597
Benefit One, Inc.	25,800	784,664
Bridgestone Corp.	190,620	8,347,488
Brother Industries Ltd.	81,321	1,497,613
Canon, Inc.	335,383	7,932,054
Capcom Co. Ltd.	66,474	1,604,733
Central Japan Railway Co.	48,442	6,356,105
Chiba Bank Ltd.	181,432	1,172,898
Chubu Electric Power Co., Inc.	217,744	2,180,902
Chugai Pharmaceutical Co. Ltd.	225,860	7,335,884
Concordia Financial Group Ltd.	362,215	1,488,470
Cosmos Pharmaceutical Corp.	6,921	864,328
CyberAgent, Inc.	130,200	1,518,159
Dai Nippon Printing Co. Ltd.	74,438	1,786,895
Dai-ichi Mutual Life Insurance Co.	339,065	7,632,170
Daifuku Co. Ltd.	34,401	2,388,282
Daiichi Sankyo Kabushiki Kaisha	586,673	13,182,543
Daikin Industries Ltd.	83,546	17,539,999
Daito Trust Construction Co. Ltd.	21,965	2,518,651
Daiwa House Industry Co. Ltd.	192,559	5,619,482
Daiwa House REIT Investment Corp.	742	2,210,394
Daiwa Securities Group, Inc.	483,444	2,913,088
DENSO Corp.	145,225	10,838,683
Dentsu Group, Inc.	69,714	2,414,320
Disco Corp.	9,729	2,675,025
East Japan Railway Co.	101,895	5,818,498
Eisai Co. Ltd.	80,248	4,019,225
ENEOS Holdings, Inc.	1,041,405	4,147,527
FANUC Corp.	64,490	12,752,790
Fast Retailing Co. Ltd.	19,658	11,568,040
Fuji Electric Co. Ltd.	41,925	2,240,736
FUJIFILM Holdings Corp.	120,753	8,094,802
Fujitsu Ltd.	65,994	8,724,300
GLP J-REIT	1,469	2,364,522
GMO Payment Gateway, Inc.	14,341	1,258,449
Hakuhodo DY Holdings, Inc.	79,424	1,216,596
Hamamatsu Photonics K.K.	48,142	2,463,008
Hankyu Hanshin Holdings, Inc.	77,321	2,251,700
Hikari Tsushin, Inc.	7,122	855,101
Hino Motors Ltd.	96,082	835,184
Hirose Electric Co. Ltd.	11,515	1,716,401
Hitachi Construction Machinery Co. Ltd.	37,409	951,211
Hitachi Ltd.	324,256	16,853,541
Hitachi Metals Ltd. (b)	73,204	1,320,065
Honda Motor Co. Ltd.	545,009	16,052,032
Hoshizaki Corp.	18,350	1,355,963
Hoya Corp.	123,870	16,062,018
Hulic Co. Ltd.	124,294	1,201,383
Ibiden Co. Ltd.	36,005	2,011,973
Idemitsu Kosan Co. Ltd.	69,185	1,772,633
Iida Group Holdings Co. Ltd.	47,140	980,731
INPEX Corp.	346,006	3,497,947
Isuzu Motors Ltd.	194,945	2,388,077
ITO EN Ltd.	17,453	940,090
Itochu Corp.	396,522	12,738,850
ITOCHU Techno-Solutions Corp.	31,798	867,454
Japan Airlines Co. Ltd. (b)	49,240	931,995
Japan Exchange Group, Inc.	172,108	3,540,407
Japan Post Bank Co. Ltd.	130,790	1,286,681
Japan Post Holdings Co. Ltd.	817,630	6,978,912
Japan Post Insurance Co. Ltd.	70,916	1,243,417
Japan Real Estate Investment Corp.	428	2,353,550
Japan Retail Fund Investment Corp.	2,394	2,017,454
Japan Tobacco, Inc.	401,281	8,011,528
JFE Holdings, Inc.	166,142	2,134,403
JSR Corp.	69,101	2,290,574
Kajima Corp.	146,844	1,773,524
Kakaku.com, Inc.	43,533	901,637
Kansai Electric Power Co., Inc.	237,894	2,245,511
Kansai Paint Co. Ltd.	58,772	1,219,977
Kao Corp.	161,405	8,065,663
KDDI Corp.	539,187	17,226,333
Keio Corp.	34,002	1,529,431
Keisei Electric Railway Co.	43,630	1,231,288
Keyence Corp.	65,420	33,555,400
Kikkoman Corp.	48,973	3,701,770
Kintetsu Group Holdings Co. Ltd. (b)	56,570	1,643,672
Kirin Holdings Co. Ltd.	281,608	4,513,654
Kobayashi Pharmaceutical Co. Ltd.	18,748	1,459,962
Kobe Bussan Co. Ltd.	46,421	1,445,058
Koei Tecmo Holdings Co. Ltd.	23,438	847,908
Koito Manufacturing Co. Ltd.	34,202	1,717,300
Komatsu Ltd.	293,363	7,371,905
Konami Holdings Corp.	33,992	1,832,503
Kose Corp.	11,134	1,017,977
Kubota Corp.	347,225	7,446,428
Kurita Water Industries Ltd.	33,298	1,354,014
Kyocera Corp.	108,417	6,686,219
Kyowa Hakko Kirin Co., Ltd.	88,263	2,199,938
Lasertec Corp.	25,374	5,692,339
Lawson, Inc.	17,551	769,244
Lion Corp.	74,522	973,700
LIXIL Group Corp.	90,861	2,079,822
M3, Inc.	147,434	5,668,334
Makita Corp.	75,320	2,818,734
Marubeni Corp.	529,029	5,443,678
Mazda Motor Corp. (b)	190,172	1,465,038
McDonald's Holdings Co. (Japan) Ltd.	28,068	1,225,742
Medipal Holdings Corp.	58,675	1,055,860
Meiji Holdings Co. Ltd.	41,013	2,558,459
Mercari, Inc. (b)	32,785	1,238,151
Minebea Mitsumi, Inc.	122,160	2,989,328
Misumi Group, Inc.	96,275	3,123,342
Mitsubishi Chemical Holdings Corp.	444,562	3,487,228
Mitsubishi Corp.	422,614	14,348,775
Mitsubishi Electric Corp.	615,496	7,708,103
Mitsubishi Estate Co. Ltd.	402,467	5,796,501
Mitsubishi Gas Chemical Co., Inc.	52,959	1,014,446
Mitsubishi Heavy Industries Ltd.	107,001	2,906,083
Mitsubishi UFJ Financial Group, Inc.	4,101,757	24,861,904
Mitsubishi UFJ Lease & Finance Co. Ltd.	202,599	1,046,359
Mitsui & Co. Ltd.	521,404	13,001,407
Mitsui Chemicals, Inc.	61,343	1,640,596
Mitsui Fudosan Co. Ltd.	307,906	6,600,688
Miura Co. Ltd.	30,289	894,287
Mizuho Financial Group, Inc.	809,214	10,961,620
MonotaRO Co. Ltd.	81,150	1,333,359
MS&AD Insurance Group Holdings, Inc.	151,937	5,211,371
Murata Manufacturing Co. Ltd.	193,366	14,537,891
NEC Corp.	81,756	3,189,571
Nexon Co. Ltd.	162,179	3,057,339
NGK Insulators Ltd.	87,460	1,477,875
Nidec Corp.	150,441	13,333,566
Nihon M&A Center Holdings, Inc.	100,294	1,578,949
Nintendo Co. Ltd.	37,211	18,234,941
Nippon Building Fund, Inc.	510	2,953,481
Nippon Express Holdings, Inc.	25,773	1,527,405
Nippon Paint Holdings Co. Ltd.	276,210	2,208,967
Nippon Prologis REIT, Inc.	717	2,237,211
Nippon Sanso Holdings Corp.	49,047	974,014
Nippon Shinyaku Co. Ltd.	16,645	1,088,098
Nippon Steel & Sumitomo Metal Corp.	287,824	4,704,357
Nippon Telegraph & Telephone Corp.	430,061	12,307,371
Nippon Yusen KK	54,451	4,268,598
Nissan Chemical Corp.	40,122	2,176,952
Nissan Motor Co. Ltd. (b)	777,871	4,116,954
Nisshin Seifun Group, Inc.	68,384	960,261
Nissin Food Holdings Co. Ltd.	20,763	1,472,774
Nitori Holdings Co. Ltd.	27,380	3,922,532
Nitto Denko Corp.	49,055	3,819,404
Nomura Holdings, Inc.	1,048,706	4,632,709
Nomura Real Estate Holdings, Inc.	39,014	913,585
Nomura Real Estate Master Fund, Inc.	1,457	2,021,491
Nomura Research Institute Ltd.	112,024	3,921,500
NTT Data Corp.	210,015	4,026,142
Obayashi Corp.	212,143	1,718,815
OBIC Co. Ltd.	23,469	3,877,587
Odakyu Electric Railway Co. Ltd.	97,790	1,728,023
Oji Holdings Corp.	264,356	1,407,188
Olympus Corp.	372,548	8,336,524
OMRON Corp.	62,884	4,597,416
Ono Pharmaceutical Co. Ltd.	124,965	3,030,615
Open House Group Co. Ltd.	26,200	1,356,458
Oracle Corp. Japan	12,538	937,725
Oriental Land Co. Ltd.	67,097	11,680,474
ORIX Corp.	411,796	8,494,167
ORIX JREIT, Inc.	916	1,314,511
Osaka Gas Co. Ltd.	121,175	2,060,749
Otsuka Corp.	36,404	1,477,158
Otsuka Holdings Co. Ltd.	131,285	4,479,095
Pan Pacific International Holdings Ltd.	138,808	1,868,194
Panasonic Corp.	741,980	8,168,834
Persol Holdings Co. Ltd.	60,777	1,569,008
Pola Orbis Holdings, Inc.	33,088	493,156
Rakuten Group, Inc.	289,450	2,511,088
Recruit Holdings Co. Ltd.	456,536	22,565,938
Renesas Electronics Corp. (b)	423,067	4,855,461
Resona Holdings, Inc.	688,843	2,960,261
Ricoh Co. Ltd.	226,562	1,913,184
Rinnai Corp.	11,837	1,057,104
ROHM Co. Ltd.	30,087	2,534,444
Ryohin Keikaku Co. Ltd.	85,038	1,221,093
Santen Pharmaceutical Co. Ltd.	122,159	1,387,015
SBI Holdings, Inc. Japan	82,764	2,134,964
SCSK Corp.	50,256	850,404
Secom Co. Ltd.	70,706	4,978,699
Seiko Epson Corp.	95,562	1,488,522
Sekisui Chemical Co. Ltd.	121,352	2,121,719
Sekisui House Ltd.	208,008	4,214,276
Seven & i Holdings Co. Ltd.	254,140	12,925,215
SG Holdings Co. Ltd.	109,616	2,326,960
Sharp Corp.	71,813	798,282
Shimadzu Corp.	81,221	2,930,594
SHIMANO, Inc.	24,974	5,600,223
SHIMIZU Corp.	174,643	1,162,848
Shin-Etsu Chemical Co. Ltd.	118,949	19,901,286
Shionogi & Co. Ltd.	89,260	5,087,165
Shiseido Co. Ltd.	136,294	6,875,215
Shizuoka Bank Ltd.	151,112	1,187,358
SMC Corp.	19,257	10,740,814
SoftBank Corp.	959,029	12,022,264
SoftBank Group Corp.	405,342	17,956,466
Sohgo Security Services Co., Ltd.	24,372	883,913
Sompo Holdings, Inc.	106,979	5,005,919
Sony Group Corp.	423,542	47,380,998
Square Enix Holdings Co. Ltd.	32,292	1,583,534
Stanley Electric Co. Ltd.	43,925	1,026,719
Subaru Corp.	208,205	3,789,614
Sumco Corp.	113,264	2,088,146
Sumitomo Chemical Co. Ltd.	492,285	2,482,618
Sumitomo Corp.	374,061	5,781,268
Sumitomo Dainippon Pharma Co., Ltd.	59,374	646,241
Sumitomo Electric Industries Ltd.	251,632	3,336,263
Sumitomo Metal Mining Co. Ltd.	83,428	3,853,516
Sumitomo Mitsui Financial Group, Inc.	437,085	15,744,226
Sumitomo Mitsui Trust Holdings, Inc.	113,627	3,929,358
Sumitomo Realty & Development Co. Ltd.	100,308	3,103,548
Suntory Beverage & Food Ltd.	45,937	1,763,921
Suzuki Motor Corp.	124,864	5,315,979
Sysmex Corp.	56,265	5,355,917
T&D Holdings, Inc.	180,027	2,660,496
Taisei Corp.	63,187	2,071,338
Taisho Pharmaceutical Holdings Co. Ltd.	14,133	694,103
Takeda Pharmaceutical Co. Ltd.	531,046	15,391,412
TDK Corp.	131,984	4,766,589
Terumo Corp.	217,435	7,937,216
TIS, Inc.	72,520	1,907,324
Tobu Railway Co. Ltd.	64,186	1,503,443
Toho Co. Ltd.	36,613	1,418,303
Tokio Marine Holdings, Inc.	209,821	12,520,794
Tokyo Century Corp.	12,443	614,054
Tokyo Electric Power Co., Inc. (b)	523,866	1,395,710
Tokyo Electron Ltd.	50,148	24,529,050
Tokyo Gas Co. Ltd.	124,762	2,519,163
Tokyu Corp.	163,181	2,168,322
Toppan, Inc.	85,558	1,627,488
Toray Industries, Inc.	465,753	2,943,474
Toshiba Corp.	137,779	5,705,435
Tosoh Corp.	87,951	1,376,125
Toto Ltd.	48,239	2,076,230
Toyo Suisan Kaisha Ltd.	29,187	1,195,872
Toyota Industries Corp.	50,642	3,950,513
Toyota Motor Corp.	3,560,365	70,364,129
Toyota Tsusho Corp.	72,911	2,956,796
Trend Micro, Inc.	46,230	2,452,621
Tsuruha Holdings, Inc.	13,536	1,090,249
Unicharm Corp.	135,797	5,247,674
USS Co. Ltd.	80,917	1,320,622
Welcia Holdings Co. Ltd.	32,592	880,240
West Japan Railway Co.	71,959	3,015,353
Yakult Honsha Co. Ltd.	43,327	2,196,744
Yamaha Corp.	44,432	2,024,108
Yamaha Motor Co. Ltd.	99,978	2,380,829
Yamato Holdings Co. Ltd.	101,002	2,150,762
Yaskawa Electric Corp.	81,535	3,413,900
Yokogawa Electric Corp.	75,323	1,234,205
Z Holdings Corp.	901,196	4,576,874
ZOZO, Inc.	40,307	1,074,078
TOTAL JAPAN		1,256,226,064
Korea (South) - 3.2%
Alteogen, Inc.	8,563	347,695
AMOREPACIFIC Corp.	10,592	1,381,234
AMOREPACIFIC Group, Inc.	9,193	316,296
BGF Retail Co. Ltd.	3,024	409,581
Celltrion Healthcare Co. Ltd. (b)	29,586	1,562,946
Celltrion Pharm, Inc. (b)	5,919	411,305
Celltrion, Inc. (b)	34,041	4,325,822
Cheil Worldwide, Inc.	26,874	494,740
CJ CheilJedang Corp.	2,559	742,149
CJ Corp.	4,083	272,873
CJ ENM Co. Ltd.	2,769	287,043
CJ Logistics Corp. (b)	3,520	341,777
Coway Co. Ltd.	18,378	1,058,647
Db Insurance Co. Ltd.	15,587	780,647
Doosan Bobcat, Inc. (b)	16,751	525,226
Doosan Heavy Industries & Construction Co. Ltd. (b)	117,824	1,771,604
Doosan Heavy Industries & Construction Co. Ltd. rights 2/11/22 (b)	12,855	18,126
Douzone Bizon Co. Ltd.	5,915	262,147
E-Mart, Inc.	6,910	768,988
Ecopro BM Co. Ltd.	3,669	1,042,340
F&F Co. Ltd. (b)	1,111	766,461
Green Cross Corp.	2,118	313,542
GS Engineering & Construction Corp.	18,707	622,457
GS Holdings Corp.	14,660	473,261
Hana Financial Group, Inc.	101,271	3,815,206
Hankook Tire Co. Ltd.	22,118	624,464
Hanmi Pharm Co. Ltd.	2,007	414,184
Hanon Systems	55,584	498,702
Hanwha Solutions Corp. (b)	42,331	1,155,122
HLB, Inc.	30,254	811,231
HMM Co. Ltd. (b)	89,795	1,671,578
Hotel Shilla Co.	11,883	720,631
HYBE Co. Ltd. (b)	5,807	1,175,499
Hyundai Engineering & Construction Co. Ltd.	24,018	860,020
Hyundai Glovis Co. Ltd.	6,696	915,961
Hyundai Heavy Industries Holdi	14,298	576,417
Hyundai Mobis	23,229	4,559,285
Hyundai Motor Co.	45,447	7,324,098
Hyundai Steel Co.	28,952	956,099
Iljin Materials Co. Ltd.	7,314	591,037
Industrial Bank of Korea	89,743	779,070
Kakao Corp.	103,841	7,499,586
Kakao Games Corp. (b)	10,409	584,873
KakaoBank Corp. (b)	30,799	1,069,839
Kangwon Land, Inc. (b)	27,779	583,998
KB Financial Group, Inc.	137,005	6,788,997
Kia Corp.	88,440	6,165,701
Korea Aerospace Industries Ltd.	23,614	709,860
Korea Electric Power Corp.	82,696	1,421,697
Korea Investment Holdings Co. Ltd.	14,326	878,341
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	13,076	883,847
Korea Zinc Co. Ltd.	2,899	1,233,002
Korean Air Lines Co. Ltd. (b)	54,233	1,309,413
KRAFTON, Inc. (b)	7,382	1,710,162
KT&G Corp.	37,685	2,433,962
Kumho Petro Chemical Co. Ltd.	6,311	783,363
L&F Co. Ltd.	7,283	1,076,243
LG Chemical Ltd.	15,564	8,342,106
LG Corp.	28,416	1,757,047
LG Display Co. Ltd. (b)	78,495	1,319,914
LG Electronics, Inc.	35,143	3,817,502
LG Household & Health Care Ltd.	3,068	2,495,317
LG Innotek Co. Ltd.	5,144	1,546,330
LG Uplus Corp.	67,148	731,588
Lotte Chemical Corp.	5,872	965,476
Lotte Shopping Co. Ltd.	4,757	319,688
Meritz Securities Co. Ltd.	101,045	514,899
Mirae Asset Securities Co. Ltd.	103,492	741,234
NAVER Corp.	41,423	10,939,998
NCSOFT Corp.	5,507	2,480,922
Netmarble Corp. (c)	9,304	861,337
NH Investment & Securities Co. Ltd.	53,348	511,452
Orion Corp./Republic of Korea	7,293	596,677
Pan Ocean Co., Ltd. (Korea)	99,581	415,588
Pearl Abyss Corp. (b)	10,135	808,442
POSCO	25,505	5,704,521
POSCO Chemtech Co. Ltd.	10,520	988,825
S-Oil Corp.	15,144	1,149,475
S1 Corp.	4,192	234,762
Samsung Biologics Co. Ltd. (b)(c)	5,550	3,435,419
Samsung C&T Corp.	27,508	2,488,243
Samsung Electro-Mechanics Co. Ltd.	18,416	2,801,389
Samsung Electronics Co. Ltd.	1,606,943	99,936,714
Samsung Engineering Co. Ltd. (b)	52,638	963,070
Samsung Fire & Marine Insurance Co. Ltd.	10,280	1,718,082
Samsung Heavy Industries Co. Ltd. (b)	198,916	864,488
Samsung Life Insurance Co. Ltd.	23,519	1,191,048
Samsung SDI Co. Ltd.	18,575	9,217,211
Samsung SDS Co. Ltd.	11,682	1,386,521
Samsung Securities Co. Ltd.	21,480	725,179
SD Biosensor, Inc.	11,400	582,918
Seegene, Inc.	11,706	535,720
Shin Poong Pharmaceutical Co.	9,521	192,657
Shinhan Financial Group Co. Ltd.	154,420	4,945,270
SK Biopharmaceuticals Co. Ltd. (b)	9,937	634,249
SK Bioscience Co. Ltd. (b)	7,499	1,047,289
SK Chemicals Co. Ltd.	4,063	430,044
SK Hynix, Inc.	183,251	18,965,319
SK IE Technology Co. Ltd. (b)(c)	5,795	568,847
SK Innovation Co., Ltd. (b)	16,819	3,086,336
SK Square Co. Ltd. (b)	6,103	283,696
SK Telecom Co. Ltd.	9,441	449,284
SK, Inc.	13,775	2,549,670
SKC Co. Ltd.	7,059	849,716
Woori Financial Group, Inc.	170,455	2,096,713
Yuhan Corp.	19,311	915,421
TOTAL KOREA (SOUTH)		291,982,008
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	422,013	1,399,277
Boubyan Bank KSC	369,465	983,450
Kuwait Finance House KSCP	1,524,728	4,562,099
Mabanee Co. SAKC	184,190	501,839
Mobile Telecommunication Co.	707,364	1,399,310
National Bank of Kuwait	2,286,502	7,823,039
TOTAL KUWAIT		16,669,014
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	226,797	6,736,788
Aroundtown SA	321,624	1,986,522
Eurofins Scientific SA	44,999	4,518,028
InPost SA	67,951	551,644
Reinet Investments SCA	48,268	964,827
Tenaris SA	160,587	1,960,272
TOTAL LUXEMBOURG		16,718,081
Malaysia - 0.4%
AMMB Holdings Bhd (b)	541,600	422,985
Axiata Group Bhd	837,734	751,265
CIMB Group Holdings Bhd	2,228,496	2,776,017
Dialog Group Bhd	1,386,122	850,468
DiGi.com Bhd	960,800	873,522
Fraser & Neave Holdings Bhd	37,200	221,505
Genting Bhd	653,500	684,467
Genting Malaysia Bhd	939,300	614,997
Hap Seng Consolidated Bhd	158,100	289,661
Hartalega Holdings Bhd	643,000	911,448
Hong Leong Bank Bhd	228,200	1,059,573
Hong Leong Credit Bhd	58,700	256,176
IHH Healthcare Bhd	589,000	907,628
Inari Amertron Bhd	1,088,400	869,650
IOI Corp. Bhd	742,300	674,812
IOI Properties Group Bhd	30	7
Kuala Lumpur Kepong Bhd	127,841	665,683
Malayan Banking Bhd	1,594,799	3,153,172
Malaysia Airports Holdings Bhd (b)	335,002	457,401
Maxis Bhd	767,200	775,642
MISC Bhd	455,300	759,930
Nestle (Malaysia) Bhd	22,400	707,799
Petronas Chemicals Group Bhd	821,100	1,759,712
Petronas Dagangan Bhd	89,200	414,212
Petronas Gas Bhd	278,800	1,132,816
PPB Group Bhd	225,780	864,330
Press Metal Bhd	1,110,200	1,637,558
Public Bank Bhd	4,961,500	4,997,741
QL Resources Bhd	319,350	378,736
RHB Bank Bhd	609,256	810,920
Sime Darby Bhd	892,285	458,563
Sime Darby Plantation Bhd	533,240	450,618
Sime Darby Property Bhd	10	1
SP Setia Bhd (b)	13	4
Telekom Malaysia Bhd	448,126	543,026
Tenaga Nasional Bhd	822,700	1,804,729
Top Glove Corp. Bhd	1,731,300	882,323
Westports Holdings Bhd	297,100	275,029
TOTAL MALAYSIA		35,094,126
Mexico - 0.6%
Alfa SA de CV Series A	927,600	674,970
America Movil S.A.B. de CV Series L	11,488,700	10,810,339
Arca Continental S.A.B. de CV	198,600	1,174,675
Becle S.A.B. de CV	227,200	548,946
CEMEX S.A.B. de CV unit (b)	5,161,394	3,152,684
Coca-Cola FEMSA S.A.B. de CV unit	178,365	936,183
Fibra Uno Administracion SA de CV	1,002,900	1,030,710
Fomento Economico Mexicano S.A.B. de CV unit	659,600	4,962,668
Gruma S.A.B. de CV Series B	78,290	1,023,979
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	127,600	1,754,345
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	69,375	1,404,686
Grupo Bimbo S.A.B. de CV Series A	539,300	1,688,646
Grupo Carso SA de CV Series A1	135,400	378,671
Grupo Financiero Banorte S.A.B. de CV Series O	896,400	5,681,372
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	718,400	1,036,087
Grupo Mexico SA de CV Series B	1,032,124	4,432,609
Grupo Televisa SA de CV	776,800	1,583,124
Industrias Penoles SA de CV (b)	43,610	467,199
Kimberly-Clark de Mexico SA de CV Series A	485,300	701,083
Megacable Holdings S.A.B. de CV unit	118,300	381,028
Orbia Advance Corp. S.A.B. de CV	367,637	858,497
Promotora y Operadora de Infraestructura S.A.B. de CV	81,915	597,565
Telesites S.A.B. de C.V.	418,900	442,294
Wal-Mart de Mexico SA de CV Series V	1,781,400	6,057,175
TOTAL MEXICO		51,779,535
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	897,000	893,064
HKT Trust/HKT Ltd. unit	1,234,557	1,684,672
TOTAL MULTI-NATIONAL		2,577,736
Netherlands - 3.7%
ABN AMRO Group NV GDR (c)	138,650	2,225,202
Adyen BV (b)(c)	6,647	13,525,964
AEGON NV	582,365	3,285,410
Airbus Group NV (b)	197,836	25,262,308
Akzo Nobel NV	63,052	6,526,365
Argenx SE (b)	15,489	4,144,730
ASM International NV (Netherlands)	15,769	5,417,921
ASML Holding NV (Netherlands)	138,915	94,086,343
CNH Industrial NV	345,953	5,273,047
Davide Campari Milano NV	179,071	2,248,289
Euronext NV (c)	28,280	2,726,540
EXOR NV	36,213	3,036,493
Ferrari NV	42,200	9,725,946
Heineken Holding NV	39,496	3,462,693
Heineken NV (Bearer)	86,798	9,308,792
IMCD NV	19,160	3,295,902
ING Groep NV (Certificaten Van Aandelen)	1,306,870	19,327,437
JDE Peet's BV	31,562	945,097
Just Eat Takeaway.com NV (b)(c)	60,290	2,977,170
Koninklijke Ahold Delhaize NV	352,681	11,435,545
Koninklijke DSM NV	58,622	10,989,307
Koninklijke KPN NV	1,110,070	3,661,573
Koninklijke Philips Electronics NV	307,647	10,233,351
NN Group NV	87,852	4,916,383
Prosus NV	312,841	26,027,074
QIAGEN NV (Germany) (b)	75,618	3,737,969
Randstad NV	40,220	2,616,459
Stellantis NV (Italy)	681,169	13,152,606
STMicroelectronics NV (France)	230,420	10,834,523
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (b)	41,646	3,173,309
Universal Music Group NV	239,168	5,904,852
Wolters Kluwer NV	89,337	9,092,593
X5 Retail Group NV GDR	41,220	924,725
Yandex NV Class A (b)	102,848	4,859,928
TOTAL NETHERLANDS		338,361,846
New Zealand - 0.2%
Auckland International Airport Ltd. (b)	416,440	1,976,797
Fisher & Paykel Healthcare Corp.	202,353	3,722,998
Mercury Nz Ltd.	230,641	847,958
Meridian Energy Ltd.	445,676	1,284,692
Ryman Healthcare Group Ltd.	139,158	909,930
Spark New Zealand Ltd.	622,109	1,778,070
Xero Ltd. (b)	45,253	3,665,740
TOTAL NEW ZEALAND		14,186,185
Norway - 0.4%
Adevinta ASA Class B (b)	84,627	887,852
Aker BP ASA	40,590	1,406,412
DNB Bank ASA	307,040	7,307,614
Equinor ASA	327,259	9,021,819
Gjensidige Forsikring ASA	63,114	1,541,653
Mowi ASA	146,139	3,586,825
Norsk Hydro ASA	449,662	3,455,793
Orkla ASA	242,871	2,320,973
Schibsted ASA:
(A Shares)	24,735	732,765
(B Shares)	31,773	832,643
Telenor ASA	232,964	3,850,088
Yara International ASA	55,737	2,861,976
TOTAL NORWAY		37,806,413
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)	76,020	615,762
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	669,850	833,765
AC Energy Corp.	2,525,400	473,577
Altus Property Ventures, Inc. (b)	7	3
Ayala Corp.	94,740	1,617,068
Ayala Land, Inc.	2,751,400	1,939,141
Bank of the Philippine Islands (BPI)	598,506	1,149,428
BDO Unibank, Inc.	663,944	1,761,355
DMCI Holdings, Inc.	4	1
Globe Telecom, Inc.	8,285	504,414
GT Capital Holdings, Inc.	37,401	418,640
International Container Terminal Services, Inc.	348,910	1,369,949
JG Summit Holdings, Inc.	1,022,526	1,248,826
Jollibee Food Corp.	141,120	669,153
Manila Electric Co.	74,460	489,375
Metro Pacific Investments Corp.	3,853,200	291,621
Metropolitan Bank & Trust Co.	708,971	819,728
Monde Nissin Corp. (c)	1,423,500	457,644
PLDT, Inc.	26,010	933,929
SM Investments Corp.	82,323	1,531,760
SM Prime Holdings, Inc.	3,293,100	2,273,091
Universal Robina Corp.	273,850	682,316
TOTAL PHILIPPINES		19,464,784
Poland - 0.2%
Allegro.eu SA (b)(c)	116,455	1,079,348
Bank Polska Kasa Opieki SA	62,295	2,075,754
CD Projekt RED SA	23,405	1,039,072
Cyfrowy Polsat SA	85,637	661,545
Dino Polska SA (b)(c)	16,800	1,294,278
KGHM Polska Miedz SA (Bearer)	47,827	1,649,802
LPP SA	374	1,462,879
mBank SA (b)	4,698	538,041
Orange Polska SA (b)	229,191	446,801
PGE Polska Grupa Energetyczna SA (b)	295,761	557,163
Polish Oil & Gas Co. SA	562,040	733,965
Polski Koncern Naftowy Orlen SA	112,733	1,970,288
Powszechna Kasa Oszczednosci Bank SA (b)	289,666	3,390,923
Powszechny Zaklad Ubezpieczen SA	209,270	1,863,272
Santander Bank Polska SA	12,155	1,044,388
TOTAL POLAND		19,807,519
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)	82,039	1
Energias de Portugal SA	940,035	4,812,144
Galp Energia SGPS SA Class B	165,030	1,819,668
Jeronimo Martins SGPS SA	95,720	2,300,252
TOTAL PORTUGAL		8,932,065
Qatar - 0.2%
Barwa Real Estate Co.	619,240	570,599
Industries Qatar QSC (b)	511,491	2,364,294
Masraf al Rayan	1,668,936	2,252,903
Mesaieed Petrochemical Holding Co.	1,486,514	994,139
Ooredoo QSC	288,499	576,047
Qatar Electricity & Water Co.	165,788	811,410
Qatar Fuel Co.	160,254	836,261
Qatar Gas Transport Co. Ltd. (Nakilat)	888,910	881,342
Qatar International Islamic Bank QSC	249,606	685,542
Qatar Islamic Bank (b)	388,547	2,091,602
Qatar National Bank SAQ (b)	1,523,487	9,138,411
The Commercial Bank of Qatar (b)	677,427	1,330,295
TOTAL QATAR		22,532,845
Russia - 0.8%
Alrosa Co. Ltd.	846,411	1,235,334
Gazprom OAO	3,422,762	14,788,813
Gazprom OAO sponsored ADR (Reg. S)	266,976	2,324,110
Inter Rao Ues JSC	12,405,200	619,829
LUKOIL PJSC	135,807	12,057,078
LUKOIL PJSC sponsored ADR	3,670	328,650
Magnit OJSC GDR (Reg. S)	122,013	1,607,072
MMC Norilsk Nickel PJSC	18,102	5,077,049
MMC Norilsk Nickel PJSC sponsored ADR	27,948	790,040
Mobile TeleSystems OJSC sponsored ADR	145,706	1,113,194
Moscow Exchange MICEX-RTS OAO	524,685	982,727
Novatek PJSC GDR (Reg. S)	30,578	6,458,245
Novolipetsk Steel OJSC	477,930	1,315,681
PhosAgro OJSC GDR (Reg. S)	46,993	942,696
Polyus PJSC	11,075	1,732,812
Rosneft Oil Co. OJSC	322,313	2,388,770
Rosneft Oil Co. OJSC GDR (Reg. S)	56,929	424,240
Sberbank of Russia	3,621,326	12,479,892
Severstal PAO	60,348	1,171,923
Severstal PAO GDR (Reg. S)	9,813	193,494
Surgutneftegas OJSC	1,105,600	518,015
Surgutneftegas OJSC sponsored ADR	71,885	338,730
Tatneft PAO	446,514	2,859,538
Tatneft PAO sponsored ADR	5,142	199,554
VTB Bank OJSC	1,160,850,350	649,708
TOTAL RUSSIA		72,597,194
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	14,651	413,925
Advanced Polypropylene Co.	35,771	714,104
Al Rajhi Bank	410,794	16,226,358
Alinma Bank	327,754	2,616,336
Almarai Co. Ltd.	82,780	1,083,317
Arab National Bank	199,939	1,476,135
Bank Al-Jazira	136,144	838,948
Bank Albilad (b)	124,557	1,845,830
Banque Saudi Fransi	198,915	2,772,796
Bupa Arabia for Cooperative Insurance Co. (b)	20,408	808,291
Dar Al Arkan Real Estate Development Co. (b)	196,014	538,112
Dr Sulaiman Al Habib Medical Services Group Co.	17,279	759,891
Emaar The Economic City (b)	129,375	444,825
Etihad Etisalat Co.	123,357	1,070,197
Jarir Marketing Co.	20,104	1,079,172
Mobile Telecommunications Co. Saudi Arabia (b)	158,120	563,886
Mouwasat Medical Services Co.	16,627	879,234
National Industrialization Co. (b)	121,442	734,109
National Petrochemical Co.	42,168	475,414
Rabigh Refining & Petrochemical Co. (b)	77,235	498,994
Riyad Bank	448,919	4,068,138
Sabic Agriculture-Nutrients Co.	71,814	3,234,779
Sahara International Petrochemical Co.	120,505	1,381,091
Saudi Arabian Mining Co. (b)	144,101	3,529,647
Saudi Arabian Oil Co.	735,201	7,318,894
Saudi Basic Industries Corp.	304,235	10,103,596
Saudi Cement Co.	25,357	378,473
Saudi Electricity Co.	273,532	1,913,754
Saudi Industrial Investment Group	80,896	733,086
Saudi Kayan Petrochemical Co. (b)	245,152	1,280,679
Saudi Telecom Co.	201,662	6,310,168
The Co. for Cooperative Insurance	19,239	397,917
The Saudi British Bank	275,972	2,949,566
The Saudi National Bank	737,725	14,511,076
The Savola Group	82,355	748,502
Yanbu National Petrochemical Co.	84,710	1,530,781
TOTAL SAUDI ARABIA		96,230,021
Singapore - 0.7%
Ascendas Real Estate Investment Trust	1,103,554	2,263,215
BOC Aviation Ltd. Class A (c)	69,300	582,618
CapitaLand Investment Ltd. (b)	880,271	2,258,662
CapitaMall Trust	1,628,848	2,348,304
City Developments Ltd.	149,952	787,694
DBS Group Holdings Ltd.	606,800	15,938,739
Genting Singapore Ltd.	1,941,213	1,060,762
Keppel Corp. Ltd.	484,620	2,043,261
Mapletree Commercial Trust	773,043	1,034,730
Mapletree Logistics Trust (REIT)	1,071,266	1,348,213
Oversea-Chinese Banking Corp. Ltd.	1,142,351	10,633,313
Singapore Airlines Ltd. (b)	435,168	1,623,223
Singapore Exchange Ltd.	261,217	1,808,085
Singapore Technologies Engineering Ltd.	530,524	1,474,570
Singapore Telecommunications Ltd.	2,841,869	5,152,947
United Overseas Bank Ltd.	402,309	8,991,070
UOL Group Ltd.	172,015	932,833
Venture Corp. Ltd.	98,969	1,296,666
Wilmar International Ltd.	639,793	2,035,299
TOTAL SINGAPORE		63,614,204
South Africa - 1.0%
Absa Group Ltd.	249,969	2,770,218
African Rainbow Minerals Ltd.	33,417	497,611
Anglo American Platinum Ltd.	17,869	2,165,084
AngloGold Ashanti Ltd.	138,024	2,587,523
Aspen Pharmacare Holdings Ltd.	125,698	1,693,411
Bid Corp. Ltd.	111,766	2,415,559
Bidvest Group Ltd./The	98,800	1,211,362
Capitec Bank Holdings Ltd.	26,640	3,507,046
Clicks Group Ltd.	83,629	1,601,497
Discovery Ltd. (b)	141,536	1,430,317
Exxaro Resources Ltd.	86,445	935,162
FirstRand Ltd.	1,697,157	6,841,412
Gold Fields Ltd.	300,313	3,218,147
Growthpoint Properties Ltd.	1,100,846	1,054,385
Harmony Gold Mining Co. Ltd.	188,948	690,124
Impala Platinum Holdings Ltd.	276,057	4,255,933
Kumba Iron Ore Ltd.	20,039	714,937
Mr Price Group Ltd.	85,793	1,140,573
MTN Group Ltd. (b)	564,377	7,097,566
MultiChoice Group Ltd.	123,724	1,014,729
Naspers Ltd. Class N	72,971	11,795,631
Nedbank Group Ltd.	147,281	1,832,816
Northam Platinum Holdings Ltd. (b)	122,174	1,627,821
Old Mutual Ltd.	1,506,475	1,357,518
Pepkor Holdings Ltd. (c)	416,428	614,015
Rand Merchant Insurance Holdings Ltd.	242,920	767,470
Remgro Ltd.	181,335	1,565,703
Sanlam Ltd.	607,078	2,494,216
Sasol Ltd. (b)	191,472	4,310,494
Shoprite Holdings Ltd.	167,101	2,286,258
Sibanye Stillwater Ltd.	928,073	3,459,276
Spar Group Ltd./The	70,095	766,539
Standard Bank Group Ltd.	438,736	4,282,148
Tiger Brands Ltd.	49,590	596,627
Vodacom Group Ltd.	212,675	2,041,415
Woolworths Holdings Ltd.	340,406	1,176,105
TOTAL SOUTH AFRICA		87,816,648
Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	83,380	2,105,063
ACS Actividades de Construccion y Servicios SA rights (b)	79,561	39,847
Aena SME SA (b)(c)	25,371	4,099,511
Amadeus IT Holding SA Class A (b)	150,671	10,360,172
Banco Bilbao Vizcaya Argentaria SA	2,236,269	14,277,751
Banco Santander SA (Spain)	5,819,177	20,405,549
CaixaBank SA	1,475,849	4,748,370
Cellnex Telecom SA (c)	171,866	7,793,369
EDP Renovaveis SA	95,859	2,015,096
Enagas SA	86,415	1,868,471
Endesa SA	110,460	2,473,042
Ferrovial SA	161,095	4,476,598
Grifols SA	102,092	1,800,324
Iberdrola SA (b)	31,989	365,131
Iberdrola SA	1,932,027	22,150,817
Industria de Diseno Textil SA	368,284	11,169,830
Naturgy Energy Group SA	63,675	2,016,097
Red Electrica Corporacion SA	152,534	3,074,815
Repsol SA	499,216	6,343,839
Siemens Gamesa Renewable Energy SA (b)	78,826	1,705,626
Telefonica SA	1,772,389	8,262,113
TOTAL SPAIN		131,551,431
Sweden - 2.2%
Alfa Laval AB	106,093	3,583,949
ASSA ABLOY AB (B Shares)	337,253	9,234,699
Atlas Copco AB:
(A Shares)	228,835	13,543,845
(B Shares)	127,250	6,507,923
Boliden AB	91,665	3,711,750
Electrolux AB (B Shares)	75,238	1,565,492
Embracer Group AB (b)	183,027	1,836,371
Epiroc AB:
(A Shares)	223,392	4,766,991
(B Shares)	128,535	2,326,336
EQT AB	99,869	3,913,521
Ericsson (B Shares)	980,012	12,236,530
Essity AB (B Shares)	205,423	5,790,956
Evolution AB (c)	57,644	7,171,905
Fastighets AB Balder (b)	33,950	2,249,150
Getinge AB (B Shares)	77,616	3,034,442
H&M Hennes & Mauritz AB (B Shares)	247,959	4,937,076
Hexagon AB (B Shares)	665,265	8,973,141
Husqvarna AB (B Shares)	141,460	1,966,855
Industrivarden AB:
(A Shares)	47,890	1,513,896
(C Shares)	50,826	1,578,686
Investor AB:
(A Shares)	182,801	4,158,593
(B Shares)	595,305	12,925,222
Kinnevik AB (B Shares) (b)	79,902	2,388,161
L E Lundbergforetagen AB	26,232	1,340,366
Latour Investment AB (B Shares)	49,332	1,534,914
Lifco AB	79,599	1,865,820
Lundin Petroleum AB	66,120	2,688,961
Nibe Industrier AB (B Shares)	481,722	4,578,555
Sagax AB	52,347	1,528,019
Sandvik AB	378,921	9,978,710
Securitas AB (B Shares)	107,560	1,299,136
Sinch AB (b)(c)	174,609	1,795,143
Skandinaviska Enskilda Banken AB (A Shares)	549,423	7,102,309
Skanska AB (B Shares)	112,110	2,744,775
SKF AB (B Shares)	128,569	2,818,507
Svenska Cellulosa AB SCA (B Shares)	201,875	3,515,380
Svenska Handelsbanken AB (A Shares)	490,211	5,224,453
Swedbank AB (A Shares)	306,590	6,002,483
Swedish Match Co. AB	528,150	4,086,446
Tele2 AB (B Shares)	162,256	2,360,835
Telia Co. AB	894,602	3,525,983
Volvo AB:
(A Shares)	60,895	1,392,911
(B Shares)	484,988	10,944,446
TOTAL SWEDEN		196,243,642
Switzerland - 6.3%
ABB Ltd. (Reg.)	554,480	19,224,817
Adecco SA (Reg.)	52,508	2,501,126
Alcon, Inc. (Switzerland)	168,425	12,987,021
Bachem Holding AG (B Shares)	2,039	1,216,287
Baloise Holdings AG	16,154	2,829,802
Barry Callebaut AG	1,234	2,832,806
Clariant AG (Reg.)	75,918	1,609,089
Coca-Cola HBC AG	72,134	2,389,125
Compagnie Financiere Richemont SA Series A	175,475	25,502,458
Credit Suisse Group AG	892,729	8,485,762
Ems-Chemie Holding AG	2,414	2,441,717
Geberit AG (Reg.)	12,168	8,267,312
Givaudan SA	3,114	12,901,078
Holcim Ltd.	176,733	9,579,161
Julius Baer Group Ltd.	74,928	4,896,522
Kuehne & Nagel International AG	18,438	5,206,653
Lindt & Spruengli AG	36	4,148,498
Lindt & Spruengli AG (participation certificate)	364	4,224,352
Logitech International SA (Reg.)	58,601	4,924,218
Lonza Group AG	24,973	17,217,432
Nestle SA (Reg. S)	945,871	122,148,245
Novartis AG	736,492	63,993,459
Partners Group Holding AG	7,641	10,653,074
Roche Holding AG:
(Bearer)	10,380	4,274,448
(participation certificate)	236,582	91,557,088
Schindler Holding AG:
(participation certificate)	14,216	3,567,989
(Reg.)	6,402	1,606,089
SGS SA (Reg.)	2,052	5,851,425
Siemens Energy AG	136,453	3,069,218
Sika AG	47,735	16,701,248
Sonova Holding AG	18,505	6,592,222
Straumann Holding AG	3,497	5,794,826
Swatch Group AG (Bearer)	9,470	2,762,609
Swatch Group AG (Bearer) (Reg.)	19,341	1,085,708
Swiss Life Holding AG	10,632	6,842,864
Swiss Prime Site AG	24,688	2,441,063
Swiss Re Ltd.	102,051	11,119,261
Swisscom AG	8,720	4,984,137
Temenos Group AG	22,191	2,659,921
UBS Group AG	1,182,436	21,933,660
VAT Group AG (c)	9,209	3,755,500
Vifor Pharma AG	16,449	2,913,892
Zurich Insurance Group Ltd.	50,580	24,192,838
TOTAL SWITZERLAND		573,886,020
Taiwan - 4.5%
Accton Technology Corp.	168,000	1,623,603
Acer, Inc.	948,288	984,229
Advantech Co. Ltd.	138,937	1,927,234
ASE Technology Holding Co. Ltd.	1,117,840	4,074,498
Asia Cement Corp.	741,466	1,188,903
ASMedia Technology, Inc.	9,000	519,355
ASUSTeK Computer, Inc.	246,000	3,218,626
AU Optronics Corp.	2,776,000	2,065,389
Catcher Technology Co. Ltd.	237,000	1,336,511
Cathay Financial Holding Co. Ltd.	2,656,879	6,167,636
Chang Hwa Commercial Bank	1,401,304	897,648
Cheng Shin Rubber Industry Co. Ltd.	586,899	738,403
China Airlines Ltd. (b)	490	427
China Development Financial Ho	5,152,405	3,439,737
China Steel Corp.	4,016,426	4,919,229
Chunghwa Telecom Co. Ltd.	1,259,000	5,355,015
Compal Electronics, Inc.	1,445,000	1,322,480
CTBC Financial Holding Co. Ltd.	6,251,579	6,289,746
Delta Electronics, Inc.	658,621	6,502,734
E.SUN Financial Holdings Co. Ltd.	4,044,497	4,256,523
ECLAT Textile Co. Ltd.	64,941	1,441,823
eMemory Technology, Inc.	21,000	1,226,952
Evergreen Marine Corp. (Taiwan)	856,120	3,635,163
Far Eastern New Century Corp.	968,664	1,015,551
Far EasTone Telecommunications Co. Ltd.	461,000	1,081,374
Feng Tay Enterprise Co. Ltd.	148,254	1,216,819
First Financial Holding Co. Ltd.	3,454,796	3,148,495
Formosa Chemicals & Fibre Corp.	1,201,590	3,447,172
Formosa Petrochemical Corp.	381,000	1,330,732
Formosa Plastics Corp.	1,303,480	5,002,114
Foxconn Technology Co. Ltd.	321,535	708,855
Fubon Financial Holding Co. Ltd.	2,526,334	6,976,974
Giant Manufacturing Co. Ltd.	103,000	1,193,923
GlobalWafers Co. Ltd.	72,000	2,056,437
HIWIN Technologies Corp.	92,758	898,820
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,192,990	15,689,697
Hotai Motor Co. Ltd.	99,000	2,169,814
Hua Nan Financial Holdings Co. Ltd.	2,926,270	2,320,486
Innolux Corp.	3,208,427	2,016,846
Inventec Corp.	948,280	870,505
Largan Precision Co. Ltd.	34,000	2,521,549
Lite-On Technology Corp.	722,910	1,670,959
MediaTek, Inc.	507,970	20,192,130
Mega Financial Holding Co. Ltd.	3,638,246	4,873,205
Micro-Star International Co. Ltd.	229,000	1,281,899
momo.com, Inc.	14,000	572,534
Nan Ya Plastics Corp.	1,758,780	5,558,177
Nan Ya Printed Circuit Board Corp.	76,000	1,335,642
Nanya Technology Corp.	420,000	1,116,620
Nien Made Enterprise Co. Ltd.	48,000	677,575
Novatek Microelectronics Corp.	195,000	3,432,033
Oneness Biotech Co. Ltd. (b)	78,000	679,489
Pegatron Corp.	686,000	1,725,758
Pou Chen Corp.	738,000	858,679
President Chain Store Corp.	191,000	1,825,709
Quanta Computer, Inc.	930,000	3,150,254
Realtek Semiconductor Corp.	158,090	3,069,396
Ruentex Development Co. Ltd.	367,557	856,538
Shin Kong Financial Holding Co. Ltd.	4,038,475	1,629,237
Sinopac Holdings Co.	3,542,314	2,121,095
Synnex Technology International Corp.	459,500	1,132,499
Taishin Financial Holdings Co. Ltd.	3,499,811	2,504,816
Taiwan Cement Corp.	1,828,058	3,111,489
Taiwan Cooperative Financial Holding Co. Ltd.	3,238,585	3,109,755
Taiwan High Speed Rail Corp.	597,000	615,462
Taiwan Mobile Co. Ltd.	517,600	1,861,937
Taiwan Semiconductor Manufacturing Co. Ltd.	8,059,000	186,487,626
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	39,639	4,860,931
The Shanghai Commercial & Savings Bank Ltd.	1,158,616	1,956,247
Unified-President Enterprises Corp.	1,651,080	4,049,952
Unimicron Technology Corp.	402,000	3,016,076
United Microelectronics Corp.	3,970,000	8,301,085
Vanguard International Semiconductor Corp.	304,000	1,467,629
Voltronic Power Technology Corp.	20,000	1,031,523
Wan Hai Lines Ltd.	202,400	1,110,394
Win Semiconductors Corp.	120,000	1,487,772
Winbond Electronics Corp.	1,026,000	1,146,034
Wistron Corp.	969,666	1,103,059
Wiwynn Corp.	28,000	1,027,254
WPG Holding Co. Ltd.	519,320	1,024,623
Yageo Corp.	143,519	2,447,897
Yang Ming Marine Transport Corp. (b)	591,000	2,190,746
Yuanta Financial Holding Co. Ltd.	3,145,186	2,894,066
TOTAL TAIWAN		411,363,828
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	294,400	1,954,391
Advanced Information Service PCL NVDR	150,600	999,767
Airports of Thailand PCL:
(For. Reg.)	1,153,800	2,221,066
NVDR	383,700	738,623
Asset World Corp. PCL (For. Reg.) (b)	2,621,000	388,564
B. Grimm Power PCL (For. Reg.)	222,000	237,891
Bangkok Commercial Asset Management PCL NVDR	637,400	392,516
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,431,000	1,640,878
NVDR	906,600	611,883
Bangkok Expressway and Metro PCL:
(For. Reg.)	2,031,800	502,283
NVDR	971,100	240,067
Berli Jucker PCL (For. Reg.)	308,300	296,076
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	449,581
NVDR	1,215,600	337,090
Bumrungrad Hospital PCL:
NVDR	24,300	103,440
(For. Reg.)	119,900	510,387
Carabao Group PCL NVDR	83,200	255,256
Central Pattana PCL:
(For. Reg.)	570,500	937,081
NVDR	156,200	256,568
Central Retail Corp. PCL:
(For. Reg.)	288,366	295,968
NVDR	289,900	297,543
Charoen Pokphand Foods PCL:
(For. Reg.)	1,027,100	782,337
(NVDR)	339,400	258,519
CP ALL PCL:
(For. Reg.)	1,472,900	2,790,519
NVDR	508,400	963,202
Delta Electronics PCL:
(For. Reg.)	85,500	905,120
NVDR	27,100	286,886
Electricity Generating PCL:
(For. Reg.)	73,900	378,638
NVDR	55,800	285,900
Energy Absolute PCL:
(For. Reg.)	396,300	1,068,149
NVDR	151,600	408,608
Global Power Synergy Public Co. Ltd. (For. Reg.)	214,300	507,249
Gulf Energy Development PCL:
(For. Reg.)	559,200	829,416
NVDR	572,900	849,736
Home Product Center PCL:
(For. Reg.)	1,519,467	648,068
NVDR	719,100	306,703
Indorama Ventures PCL NVDR	597,800	860,762
Intouch Holdings PCL:
(For. Reg.)	340,100	787,312
NVDR	130,500	302,100
Krung Thai Bank PCL (For. Reg.)	921,755	390,444
Krungthai Card PCL:
(For. Reg.)	197,500	358,665
NVDR	94,500	171,615
Land & House PCL (For. Reg.)	2,392,000	706,180
Minor International PCL (For. Reg.) (b)	1,019,598	941,898
Muangthai Leasing PCL:
(For. Reg.)	182,509	310,270
NVDR	118,600	201,623
Osotspa PCL:
(For. Reg.)	180,400	175,377
NVDR	145,300	141,254
PTT Exploration and Production PCL (For. Reg.)	410,944	1,611,913
PTT Global Chemical PCL:
(For. Reg.)	637,839	1,093,201
NVDR	64,800	111,062
PTT Oil & Retail Business PCL NVDR	814,300	605,627
PTT PCL (For. Reg.)	3,075,400	3,628,701
Ratchaburi Electric Generating Holding PCL:
unit	105,200	140,959
(For. Reg.)	151,100	202,461
SCG Packaging PCL NVDR	423,900	797,191
Siam Cement PCL:
(For. Reg.)	203,500	2,362,431
NVDR	58,000	673,322
Siam Commercial Bank PCL:
(For. Reg.)	190,500	723,715
(NVDR)	147,500	560,357
Sri Trang Gloves Thailand PCL:
(For. Reg.)	163,500	143,604
NVDR	287,800	252,779
Srisawad Corp. PCL:
warrants 8/29/25 (b)	7,244	2,216
(For. Reg.)	66,000	120,435
NVDR	141,000	256,628
Thai Oil PCL (For. Reg.)	304,000	484,197
Thai Union Frozen Products PCL (For. Reg.)	828,700	520,880
True Corp. PCL (For. Reg.)	2,917,012	424,426
TOTAL THAILAND		44,999,574
Turkey - 0.1%
Akbank TAS	1,000,060	603,628
Aselsan A/S	221,482	359,153
Bim Birlesik Magazalar A/S JSC	165,143	872,192
Eregli Demir ve Celik Fabrikalari T.A.S.	483,991	991,218
Ford Otomotiv Sanayi A/S	21,047	391,859
Koc Holding A/S	260,305	634,335
Turk Sise ve Cam Fabrikalari A/S	488,401	505,992
Turkcell Iletisim Hizmet A/S	356,698	500,493
Turkiye Garanti Bankasi A/S	785,925	702,717
Turkiye Is Bankasi A/S Series C	568,134	356,143
Turkiye Petrol Rafinerileri A/S (b)	44,030	565,900
TOTAL TURKEY		6,483,630
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	921,039	2,246,773
Abu Dhabi National Oil Co. for Distribution PJSC	929,099	1,044,685
Aldar Properties PJSC (b)	1,274,264	1,432,790
Dubai Islamic Bank Pakistan Ltd. (b)	1,020,157	1,527,576
Emaar Properties PJSC (b)	1,315,802	1,741,005
Emirates NBD Bank PJSC	860,518	3,127,623
Emirates Telecommunications Corp.	1,161,569	10,467,577
First Abu Dhabi Bank PJSC	1,474,402	8,028,216
TOTAL UNITED ARAB EMIRATES		29,616,245
United Kingdom - 8.7%
3i Group PLC	327,411	6,097,641
Abrdn PLC	739,675	2,419,024
Admiral Group PLC	64,947	2,761,596
Anglo American PLC (United Kingdom)	434,298	19,146,247
Antofagasta PLC	133,331	2,425,471
Ashtead Group PLC	149,711	10,708,531
Associated British Foods PLC	119,231	3,147,213
AstraZeneca PLC (United Kingdom)	520,724	60,574,796
Auto Trader Group PLC (c)	322,402	2,921,492
Aveva Group PLC	44,667	1,772,469
Aviva PLC	1,308,573	7,725,819
BAE Systems PLC	1,071,589	8,385,997
Barclays PLC	5,659,629	15,183,768
Barratt Developments PLC	343,506	2,856,954
Berkeley Group Holdings PLC	38,984	2,224,817
BP PLC	6,073,625	31,485,209
BP PLC sponsored ADR	119,413	3,692,250
British American Tobacco PLC (United Kingdom)	728,003	31,082,092
British Land Co. PLC	291,927	2,182,896
BT Group PLC	2,998,069	7,940,904
Bunzl PLC	113,652	4,257,064
Burberry Group PLC	133,735	3,392,719
Compass Group PLC	598,916	13,611,954
Croda International PLC	47,107	5,087,465
Diageo PLC	784,909	39,607,605
Evraz PLC	169,853	1,153,917
GlaxoSmithKline PLC	1,689,519	37,703,316
Halma PLC	129,002	4,372,354
Hargreaves Lansdown PLC	120,412	2,186,168
Hikma Pharmaceuticals PLC	56,799	1,595,663
HSBC Holdings PLC (United Kingdom)	6,859,879	48,824,125
Imperial Brands PLC	308,426	7,312,738
Informa PLC (b)	492,927	3,728,683
InterContinental Hotel Group PLC (b)	60,290	3,983,569
Intertek Group PLC	53,846	3,907,630
J Sainsbury PLC	594,970	2,337,965
JD Sports Fashion PLC	859,140	2,202,981
Johnson Matthey PLC	65,386	1,726,759
Kingfisher PLC	727,757	3,263,523
Land Securities Group PLC	235,012	2,524,133
Legal & General Group PLC	2,007,752	7,850,232
Lloyds Banking Group PLC	23,779,468	16,502,288
London Stock Exchange Group PLC	110,304	10,800,246
M&G PLC	858,528	2,512,671
Melrose Industries PLC	1,468,952	2,992,281
Mondi PLC	118,968	2,976,483
Mondi PLC	39,980	1,000,148
National Grid PLC	1,241,928	18,173,050
NatWest Group PLC	1,930,595	6,345,447
Next PLC	45,200	4,605,237
NMC Health PLC (b)	30,958	619
Ocado Group PLC (b)	165,827	3,378,824
Pearson PLC	250,953	2,095,321
Persimmon PLC	109,151	3,556,086
Phoenix Group Holdings PLC	232,959	2,085,546
Prudential PLC (b)	879,719	14,828,311
Reckitt Benckiser Group PLC	240,066	19,450,670
RELX PLC (London Stock Exchange)	651,025	20,025,792
Rentokil Initial PLC	626,489	4,387,142
Rio Tinto PLC	377,502	26,608,377
Rolls-Royce Holdings PLC (b)	2,817,949	4,417,082
Sage Group PLC	364,491	3,561,798
Schroders PLC	42,474	1,947,468
Segro PLC	406,213	7,161,441
Severn Trent PLC	85,608	3,323,672
Shell PLC	2,616,491	67,214,337
Smith & Nephew PLC	296,522	5,042,943
Smiths Group PLC	138,404	2,917,223
Spirax-Sarco Engineering PLC	24,896	4,487,648
SSE PLC	352,482	7,584,019
St. James's Place PLC	182,255	3,762,188
Standard Chartered PLC (United Kingdom)	889,884	6,480,810
Taylor Wimpey PLC	1,234,698	2,533,056
Tesco PLC	2,615,878	10,507,129
Unilever PLC	873,320	44,785,499
United Utilities Group PLC	233,772	3,372,369
Vodafone Group PLC	7,391,894	12,979,183
Vodafone Group PLC sponsored ADR (a)	183,000	3,204,330
Whitbread PLC (b)	69,104	2,843,463
TOTAL UNITED KINGDOM		785,815,946
United States of America - 0.2%
360 DigiTech, Inc. ADR	29,762	588,990
Coca-Cola European Partners PLC	69,861	3,992,556
Dada Nexus Ltd. ADR (b)	17,522	191,340
DiDi Global, Inc. ADR (a)	102,734	370,870
Fiverr International Ltd. (a)(b)	9,396	801,573
Legend Biotech Corp. ADR (b)	14,898	635,251
Li Auto, Inc. ADR (b)	186,543	4,866,907
NICE Systems Ltd. sponsored ADR (b)	3,864	989,416
Southern Copper Corp.	28,313	1,808,918
Yum China Holdings, Inc.	144,379	6,954,736
TOTAL UNITED STATES OF AMERICA		21,200,557
TOTAL COMMON STOCKS (Cost $7,587,816,989)		8,802,114,883

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	61,700	337,891
Banco Bradesco SA (PN)	1,693,668	7,272,110
Braskem SA (PN-A)	63,600	588,918
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	42,607	276,659
Companhia Energetica de Minas Gerais (CEMIG) (PN)	413,735	1,023,020
Gerdau SA	377,700	1,980,220
Itau Unibanco Holding SA	1,645,721	7,850,344
Itausa-Investimentos Itau SA (PN)	1,521,237	2,919,230
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,496,500	9,116,923
TOTAL BRAZIL		31,365,315
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (b)	46,329	2,470,571
Colombia - 0.0%
Bancolombia SA (PN)	179,583	1,603,052
France - 0.0%
Air Liquide SA (b)	7,782	1,331,184
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	27,061	2,342,026
Fuchs Petrolub AG	23,549	1,017,674
Henkel AG & Co. KGaA	60,404	4,940,350
Porsche Automobil Holding SE (Germany)	51,346	4,808,500
Sartorius AG (non-vtg.)	8,861	4,783,852
Volkswagen AG	61,832	12,877,882
TOTAL GERMANY		30,770,284
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,704	100,966
Hyundai Motor Co.	7,214	571,046
Hyundai Motor Co. Series 2	17,036	1,385,168
LG Chemical Ltd.	2,310	586,316
LG Household & Health Care Ltd.	697	319,472
Samsung Electronics Co. Ltd.	275,759	15,508,570
TOTAL KOREA (SOUTH)		18,471,538
Russia - 0.0%
Surgutneftegas OJSC	2,913,333	1,406,107
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $82,073,619)		87,418,051

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,062

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	167,054,639	167,088,049
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	53,708,393	53,713,764
TOTAL MONEY MARKET FUNDS (Cost $220,801,179)		220,801,813

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,890,705,746)	9,110,347,809
NET OTHER ASSETS (LIABILITIES) - (0.3)% (h)	(25,462,492)
NET ASSETS - 100.0%	9,084,885,317

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,106	Mar 2022	123,612,090	(660,868)	(660,868)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	944	Mar 2022	57,810,560	877,894	877,894
TME S&P/TSX 60 Index Contracts (Canada)	74	Mar 2022	14,866,947	326,474	326,474

TOTAL FUTURES CONTRACTS					543,500
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,982,796 or 2.5% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $8,070,158 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	154,057,509	333,444,003	320,413,463	41,866	-	-	167,088,049	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	35,881,913	84,024,973	66,193,122	122,190	-	-	53,713,764	0.2%
Total	189,939,422	417,468,976	386,606,585	164,056	-	-	220,801,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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